SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:
811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Jane K. Carten
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1701

Date of fiscal year end:  November 30, 2023
Date of reporting period:  May 31, 2023

Item 1. Report To Shareowners

Performance Summary

May 31, 2023
Semi-Annual
As of May 31, 2023
As of June 30, 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.
Z Shares of Sextant Growth and International Funds began operations
June 2, 2017.
A note about risk: Please see the Notes to Financial Statements beginning on page 46 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
1
By regulation, expense ratios shown in this table are as stated in the
Funds’ most recent prospectus which is dated March 31, 2023, and incorporates results for the fiscal year ended November 30, 2022.
Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also, by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the
Funds’ most recent fiscal period.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
625
Sextant Short-Term Bond ( STBFX ) 0.41% -0.92% 0.99% 0.90% 1.48% 0.88%
725
Sextant Bond Income ( SBIFX ) -3.27% -5.11% 0.08% 1.14% 2.71% 0.92%
825
Sextant Core ( SCORX ) -0.01% 5.17% 5.67% 5.24% 4.58% 0.82%
925
Sextant Global High Income Fund ( SGHIX ) -3.46% 4.00% 1.99% 3.81% n/a 0.85%
Sextant Growth Fund Investor Shares ( SSGFX ) 4.07% 10.12% 11.99% 11.52% 8.71% 1.01%
1,
Sextant Growth Fund Z Shares ( SGZFX ) 4.36% 10.39% 12.28% n/a n/a 0.77%
1,
Sextant International Fund Investor Shares ( SSIFX ) 4.53% 7.78% 6.84% 6.19% 3.98% 1.04%
1,1
Sextant International Fund Z Shares ( SIFZX ) 4.74% 8.00% 7.08% n/a n/a 0.80%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
625
Sextant Short-Term Bond ( STBFX ) 1.09% -1.04% 1.00% 0.95% 1.45% 0.88%
725
Sextant Bond Income ( SBIFX ) -1.82% -5.47% 0.15% 1.42% 2.65% 0.92%
825
Sextant Core ( SCORX ) 8.97% 5.99% 6.46% 5.72% 5.19% 0.82%
925
Sextant Global High Income Fund ( SGHIX ) 6.34% 4.44% 2.50% 4.31% n/a 0.85%
Sextant Growth Fund Investor Shares ( SSGFX ) 20.80% 11.02% 13.27% 12.42% 9.71% 1.01%
1,
Sex tant Growth Fund Z Shares ( SGZFX ) 21.11% 11.28% 13.56% n/a n/a 0.77%
1,
Sextant International Fund Investor Shares ( SSIFX ) 18.10% 8.06% 7.86% 7.05% 4.57% 1.04%
1,1
Sextant International Fund Z Shares ( SIFZX ) 18.36% 8.29% 8.10% n/a n/a 0.80%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Sextant Funds, please call toll-free 1-800-728-8762 or visit www.sextantfunds.com. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
July 24, 2023
May 31, 2023
Semi-Annual
3
Securities markets ranged between slight increases in the fixed income market to moderate single digit percentage escalations in equity markets during the six-months ended May
31, 2023. The S&P 500 Index climbed 3.33%, and the Dow Jones Moderate Portfolio Index gained 0.91% during the six-months ended May 31, 2023. Foreign markets also rose during the same period, with the MSCI EAFE Index ascending 7.33% and the S&P Global 1200 Index returning 4.11%. The FTSE US Broad Investment-Grade Bond Index gained 1.94%, and the shorter-term Bloomberg US Aggregate 1-3 Year Index went up 1.75% for the six-months ended May 31, 2023.
For the six-months ended May 31, 2023, Sextant Growth Fund Investor Shares gained
6.84%, besting its S&P 500 Index benchmark by 351 basis points (bps). Both the Sextant
Core Fund and Sextant International Fund Investor Shares trailed their benchmarks for the period, reaching 0.12%, and 5.74%, respectively. Sextant Global High Income Fund returned
0.83% trailing its benchmark by 328 bps, while Sextant Bond Income Fund outperformed its benchmark with a 2.14% increase. The Sextant Short-Term Bond Fund returned 1.59%, trailing its benchmark by 16 bps for the same period.
The Sextant Funds offer investors a broad mix of investment vehicles: growth equities, international exposure, blended portfolios, global high income, as well as short-term and long term fixed-income options. This array of portfolios serves our investors in both bull and bear markets by providing basic elements to build a low-expense, balanced investment program emphasizing a value approach to investing.
The annualized expense ratios of the six Sextant Fund non-investor share classes, free of
12b-1 fees, ranged from 0.60% to 0.98% (see page 51 for more details). Saturna Capital helped by capping expenses for the Sextant Short-Term Bond, Sextant Bond Income, and
Sextant Global High Income Funds. Overall assets of the Funds were $168 million as of May
31, 2023.
Portfolio Manager Changes
Some time ago we began planning changes to the Sextant Funds’ management. There are benefits to creating opportunities for advancement, as well as giving Saturna Capital the opportunity to assess the portfolio management skills of different team members and build a management succession plan carefully and on a timeline most likely to offer the best outcomes.
Sextant International:
We are excited to welcome and announce Dan Kim as portfolio manager of Sextant
International Fund. Mr. Kim brings a wealth of expertise in international markets.
Mr. Kim has an impressive track record in the financial industry, having managed global investment portfolios for several reputable firms over the years. His strategic insight and deep understanding of international markets make him a valuable addition to our team.

May 31, 2023
Semi-Annual
To ensure a smooth transition and continued excellence
in managing the Sextant International Fund, Mr. Kim
will be supported by Bryce Fegley. Mr. Fegley has been
an integral part of the Saturna Capital team for more
than 20 years and has played various leadership roles
during his tenure. He has previously served as President
of our Malaysian subsidiary, Saturna Sdn. Bhd., where
he gained valuable exposure to international markets.
Mr. Fegley’s extensive experience, including managing
Sextant Global High Income Fund, combined with
his profound understanding of Saturna’s investment
philosophy, will complement Mr. Kim’s approach,
providing a strong foundation for the continued
success of the Sextant International Fund.
We are confident that the combination of Mr. Kim’s
international capability, and Mr. Fegley’s longstanding
dedication to our company, will bring added value to
the Sextant International Fund and, ultimately, benefit
our shareholders.
We would also like to take this opportunity to express
our sincere gratitude to the outgoing portfolio
managers for their valuable contributions to the funds.
Their efforts have been instrumental in achieving
growth and success over the years. Chris Paul
outperformed as a portfolio manager on the Sextant
International Fund, and we thank him. During his
tenure, the ratings on the Fund dramatically increased.
We are happy he remains a leader on our investment
team and as deputy portfolio manager of Sextant
Growth Fund.
Sextant Core Fund:
We are pleased to announce Levi Zurbrugg as primary
portfolio manager on the Sextant Core Fund. Mr.
Zurbrugg has experience with several sectors that
feature prominently in the Sextant Core Fund, and
his personal dedication to safeguarding assets make
him an excellent steward for retirement assets. His
experience managing the Sextant Short-Term Bond
Fund provides the background for understanding
the fixed-income portion of the Sextant Core Fund
portfolio.
Again, we thank Mr. Paul for the improved performance
of the fund during his tenure and are reassured that he
continues to be part of the investment team, lending
further support to a successful transition on this fund.
Sextant Global High Income Fund:
Levi Zurbrugg has been named deputy portfolio
manager on the Sextant Global High Income Fund. We
believe Mr. Zurbrugg’s nearly ten years in the industry,
as well as his experience running the Sextant Short-
Term Bond Fund make him an excellent choice to
support primary manager, Mr. Fegley, on this fund.
Sextant Short-Term Bond Fund:
Elizabeth Alm, has been named primary portfolio
manager on the Sextant Short-Term Bond Fund. With
over 16 years in the industry, and holding a portfolio
manager position at Saturna Capital since 2018, we are
excited she has accepted the role as primary manager
on this important fund. Ms. Alm has extensive fixed
income experience, including both corporate and
government bonds. While managing this portfolio, Ms.
Alm is dedicated to capital preservation and current
income with a duration of less than three years.
Going Forward
Market observers could be forgiven for thinking that
the yet-to-be-realized recession, which was assumed to
be an inevitable consequence of the Fed’s aggressive
rate tightening in the wake of high post-pandemic
inflation, may not arrive. Economists are generally a
sunny lot, rarely forecasting downturns in advance of
their arrival. For 2023, however, consensus strongly
favored a global recession.
1
In the first half of the year,
European economies have certainly been weak, while
the removal of China’s COVID-19 restrictions released
a burst of activity that subsequently cooled to the
point of spurring officials to take stimulative measures.
Meanwhile, Japan has demonstrated surprising
strength, while the US economy soldiers on with first
quarter GDP growth of 2.0%, the addition of 339,000
new jobs in May, and an unemployment rate of 3.7%.
2
So what happens now?
We believe one cannot dismiss the possibility of future
economic contraction based on it not having yet
arrived. Inflation remains elevated and earlier hopes
of a Fed “pivot” have evaporated. Indeed, the Fed has
indicated the possibility of two additional rate hikes
by the end of 2023, following the June pause. Higher
for longer in terms of inflation and interest rates does
not bode well for growth. And what of that genie of
economic prognostication, the yield curve? While
boasting an impressive record of predictive success, it
provides little guidance regarding timing. A general rule
of thumb looks for a recession to begin within a year of

May 31, 2023
Semi-Annual

the curve inverting, although the lag has been as great
as two years. Disconcertingly, the 2Y/10Y curve inverted
almost exactly a year ago, while the Cleveland Fed
currently estimates the probability of recession within
one year at 79%.
3
What this means for stock market returns remains
anyone’s guess, but activity this year indicates that
bad economic news may be interpreted as good stock
market news if investors believe lower rates are just
around the bend. Valuations may prove problematic
for the architects of 2023’s index gains, but most stocks
have performed meekly. It may be that investors have
already discounted the risks of lower earnings for
companies not involved in Artificial Intelligence (AI),
creating an opportunity for the first half wallflowers to
move to the center of the dance floor.
Given our focus on strongly cash generative, low-
debt companies, such an environment may prove
relatively beneficial for our investments. They will
not be burdened by high interest payments and
may be able to exploit difficulties faced by other,
more heavily indebted companies or take advantage
of opportunities to invest when others cannot. We
undoubtedly face more economic turmoil, but we
retain faith in the power of human resilience and
creativity. We will continue to hold the wheel, actively
charting a course through turbulent waters. We thank
you for your continued investment with us.
Respectfully,
1
“ Chief Economists Say Global Recession Likely In 2023, But Pressures
On Food, Energy and Inflation May Be Peaking.” World Economic
Forum. January 16, 2023. https://www.weforum.org/press/2023/01/
chief-economists-say-global-recession-likely-in-2023-but-cost-of-
living-crisis-close-to-peaking/
2
“The Employment Situation – June 2023.” Bureau of Labor Statistics.
July 7, 2023. https://www.bls.gov/news.release/pdf/empsit.pdf
3
“Yield Curve and Predicted GDP Growth.” Federal Reserve Bank
of Cleveland. June 2023. https://www.clevelandfed.org/en/
indicators-and-data/yield-curve-and-predicted-gdp-growth
Jane Carten MBA, Dr. Gary Goldfogel,
President Independent Board Chairman

Sextant Short-Term Bond Fund:
Performance Summary

May 31, 2023
Semi-Annual
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on May 31, 2013, to an identical amount invested in the Bloomberg US
Aggregate 1-3 Years Index. The Bloomberg US Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship Bloomberg US Aggregate
Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, US dollar-denominated, fixedrate taxable bond market. The graph shows that an investment in the Fund would have risen to $10,939 versus $11,039 in the Bloomberg Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Short-Term Bond Fund are capital preservation and current income.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Short-Term Bond ( STBFX ) 0.41% 0.99% 0.90% 0.88%
Bloomberg US Aggregate 1-3 Year Index 0.23% 1.16% 1.00% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The net expense ratio, shown in the most recent prospectus after fee waivers, was 0.60%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
United States Treasury Note (2.500% due 08/15/2023) 7.9%
United States Cash Management Bill (0.000% due
06/8/2023) 5.6%
United States Treasury Note (2.625% due 12/31/2025) 5.4%
Gilead Sciences (2.500% due 09/1/2023) 3.7%
United States Treasury Note (0.125% due 08/31/2023) 3.7%
United States Treasury Note (2.875% due 04/30/2025) 3.6%
Bank of America Corp (3.500% due 04/19/2026) 3.6%
Costco Wholesale (2.750% due 05/18/2024) 3.5%
Kinross Gold (5.950% due 03/15/2024) 3.3%
Federal Home Loan Bank (3.375% due 12/8/2023) 3.2%

Schedule of Investments
As of May 31, 2023
Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
7
Continued on next page.
Corporate Bonds - 59 .7 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 $ 300,000 $ 289,101 2.7%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 143,197 1.3%
VF 2.400% due 04/23/2025 67,000 63,068 0.6%
495,366 4.6%
Consumer Staples
Costco Wholesale 2.750% due 05/18/2024 385,000 375,709 3.5%
Dollar General 4.150% due 11/01/2025 250,000 244,849 2.3%
Procter & Gamble 2.800% due 03/25/2027 300,000 285,899 2.7%
Walmart 2.850% due 07/08/2024 325,000 317,740 2.9%
1,224,197 11.4%
Financials
Bank of America Corp 3.500% due 04/19/2026 400,000 385,456 3.6%
JPMorgan Chase & Co 3.300% due 04/01/2026 350,000 336,336 3.1%
Paypal Holdings 2.650% due 10/01/2026 300,000 281,816 2.6%
Visa 3.150% due 12/14/2025 350,000 338,457 3.2%
1,342,065 12.5%
Health Care
Biogen 4.050% due 09/15/2025 100,000 97,591 0.9%
Gilead Sciences 2.500% due 09/01/2023 400,000 396,919 3.7%
Johnson & Johnson 2.450% due 03/01/2026 50,000 47,669 0.5%
542,179 5.1%
Materials
BHP Billiton 3.850% due 09/30/2023 150,000 149,154 1.4%
DuPont De Nemours 4.493% due 11/15/2025 308,000 304,586 2.9%
Kinross Gold 5.950% due 03/15/2024 350,000 349,261 3.3%
Mosaic 4.250% due 11/15/2023 209,000 207,573 1.9%
1,010,574 9.5%
Technology
Oracle 2.950% due 05/15/2025 325,000 311,663 2.9%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 334,402 3.1%
646,065 6.0%
Utilities
Edison International 3.550% due 11/15/2024 350,000 339,529 3.2%
Exelon Generation 3.250% due 06/01/2025 250,000 239,156 2.2%
Florida Power & Light 2.850% due 04/01/2025 320,000 309,072 2.9%
PacifiCorp 2.950% due 06/01/2023 250,000 250,000 2.3%
1,137,757 10.6%
Total Corporate Bonds (Cost $6,657,987) $ 6,398,203 59.7%
Government Bonds - 39 .0 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government Sponsored
Federal Farm Credit Bank 3.500% due 12/20/2023 200,000 197,861 1.9%
Federal Home Loan Bank 3.375% due 12/08/2023 350,000 346,733 3.2%
544,594 5.1%
United States Cash Management Bills
United States Cash Management Bill –% due 06/08/2023 600,000 599,387 5.6%
United States Cash Management Bill –% due 07/20/2023 150,000 148,961 1.4%
748,348 7.0%
United States Treasury Notes
United States Treasury Note 2.875% due 04/30/2025 400,000 388,266 3.6%

Schedule of Investments
As of May 31, 2023
Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
8
May 31, 2023
Semi-Annual
Government Bonds - 39.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
United States Treasury Notes (continued)
United States Treasury Note 2.375% due 05/15/2027 $ 350,000 $ 330,654 3.1%
United States Treasury Note 2.500% due 08/15/2023 850,000 844,896 7.9%
United States Treasury Note 0.125% due 08/31/2023 400,000 394,766 3.7%
United States Treasury Note 2.250% due 10/31/2024 100,000 96,504 0.9%
United States Treasury Note 2.750% due 11/15/2023 250,000 247,139 2.3%
United States Treasury Note 2.625% due 12/31/2025 600,000 577,664 5.4%
2,879,889 26.9%
Total Government Bonds (Cost $4,280,027) $ 4,172,831 39.0%
Total investments (Cost $10,938,014) $ 10,571,034 98.7%
Other assets (net of liabilities) 136,480 1.3%
Total net assets $ 10,707,514 100.0%

Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
9
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $10,938,014) $ 10,571,034
Cash 76,689
Interest receivable 65,084
Prepaid expenses 2,591
Receivable for Fund shares sold 1,307
Total assets 10,716,705
Liabilities
Accrued audit expenses 1,772
Accrued advisory fees 1,721
Accrued retirement plan custody fee 1,506
Accrued trustee expenses 615
Payable for Fund shares redeemed 526
Accrued Chief Compliance Officer expenses 423
Accrued legal expenses 217
Distributions payable 55
Accrued other operating expenses 384
Accrued printing fees 1,972
Total liabilities 9,191
Net assets $10,707,514
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $11,213,377
Total distributable earnings (505,863)
Net assets applicable to Fund shares outstanding $10,707,514
Fund shares outstanding 2,214,609
Net asset value, offering, and redemption price per
share $4.83
Period ended May 31, 2023
Investment income
Interest income $ 141,632
Total investment income 141,632
Expenses
Investment adviser fees 31,089
Filing and registration fees 14,808
Audit fees 3,591
Trustee fees 2,272
Legal fees 2,048
Retirement plan custodial fees 1,886
Chief Compliance Officer expenses 1,259
Custodian fees 232
Other operating expenses 1,033
Total gross expenses 58,218
Less adviser fees waived (23,083)
Less custodian fee credits (232)
Net expenses 34,903
Net investment income $106,729
Net realized loss from investments $(46,511)
Net increase in unrealized depreciation on investments 151,674
Net gain on investments 105,163
Net increase in net assets resulting from operations $211,892

Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $106,729 $147,700
Net realized loss on investment (46,511) (83,277)
Net increase (decrease) in unrealized appreciation 151,674 (565,403)
Net increase (decrease) in net assets 211,892 (500,980)
Distributions to shareowners from
Net dividend and distribution to shareholders (110,661) (147,690)
Capital share transactions
Proceeds from the sale of shares 1,141,289 1,690,769
Value of shares issued in reinvestment of dividends and distributions 109,327 147,117
Cost of shares redeemed (2,953,767) (799,511)
Total capital shares transactions (1,703,151) 1,038,375
Total increase (decrease) in net assets (1,601,920) 389,705
Net assets
Beginning of period 12,309,434 11,919,729
End of period $10,707,514 $12,309,434
Shares of the Fund sold and redeemed
Sextant Short-Term Bond (STBFX)
Number of shares sold 237,373 345,687
Number of shares issued in reinvestment of dividends and distributions 22,670 30,209
Number of shares redeemed (610,965) (162,491)
Net increase (decrease) in number of shares outstanding (350,922) 213,405
– –

Sextant Short-Term Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
11
tin
Sextant Short-Term Bond (STBFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $4.80 $5.07 $5.17 $5.08 $4.94 $5.00
Income from investment operations
Net investment income 0.04 0.06 0.06 0.08 0.09 0.07
Net gains (losses) on securities (both realized and
unrealized) 0.04 (0.27) (0.10) 0.09 0.14 (0.06)
Total from investment operations 0.08 (0.21) (0.04) 0.17 0.23 0.01
Less distributions
Dividends (from net investment income) (0.05) (0.06) (0.06) (0.08) (0.09) (0.07)
Distributions (from capital gains) – – – – – (0.00)
A
Total distributions (0.05) (0.06) (0.06) (0.08) (0.09) (0.07)
Net asset value at end of period $4.83 $4.80 $5.07 $5.17 $5.08 $4.94
Total Return
B
1.59% (4.15)% (0.88)% 3.46% 4.64% 0.26%
Ratios / supplemental data
Net assets ($000), end of period $10,708 $12,309 $11,920 $11,426 $11,089 $10,276
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits
C
1.00% 0.88% 0.66% 0.90% 0.87% 0.91%
After advisory fees waiver
C
0.60% 0.60% 0.59% 0.60% 0.61% 0.61%
After advisory fees waiver and custodian fee credits
C
0.60% 0.60% 0.59% 0.60% 0.60% 0.60%
Ratio of net investment income after  advisory fees waiver
and custodian fee credits to average net assets
C
1.83% 1.23% 1.07% 1.64% 1.75% 1.44%
Portfolio turnover rate
B
9% 41% 29% 36% 32% 36%
A
Amount is less than $0.01
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Sextant Bond Income Fund:
Performance Summary

May 31, 2023
Semi-Annual
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will
(1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5)
provide a wide range of services. The graph compares $10,000 invested in the
Fund on May 31, 2013, to an identical amount invested in the Bloomberg US
Aggregate Bond Index, a broad-based, flagship benchmark that measures the investment-grade, US dollar-denominated, fixed-rate taxable bond market. The graph shows that an investment in the Fund would have risen to $11,196 versus
$11,486 in the Bloomberg US Aggregate Bond Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Bond Income Fund is current income.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Bond Income ( SBIFX ) -3.27% 0.08% 1.14% 0.92%
Bloomberg US Aggregate Bond Index -2.14% 0.81% 1.39% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The net expense ratio shown in the most recent prospectus after fee waivers was 0.65%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
United States Treasury Bond (4.250% due 05/15/2039) 8.4%
United States Treasury Bond (3.375% due 11/15/2048) 5.2%
United States Treasury Bond (5.375% due 02/15/2031) 4.6%
Apple (4.500% due 02/23/2036) 3.7%
Microsoft (4.200% due 11/3/2035) 3.6%
Intel (4.000% due 12/15/2032) 3.5%
Home Depot (5.875% due 12/16/2036) 3.4%
Burlington Northern Santa Fe (5.050% due 03/1/2041) 3.1%
Praxair (3.550% due 11/7/2042) 2.9%
United Technologies (6.050% due 06/1/2036) 2.8%

Schedule of Investments
As of May 31, 2023
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
13
Continued on next page.
Corporate Bonds - 65 .8 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 $ 300,000 $ 328,783 3.4%
Lowe's 5.800% due 10/15/2036 250,000 252,945 2.6%
581,728 6.0%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 103,175 1.1%
Procter & Gamble 5.500% due 02/01/2034 200,000 215,799 2.2%
Unilever Capital 5.900% due 11/15/2032 200,000 219,802 2.3%
538,776 5.6%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 103,986 1.1%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 232,394 2.4%
Statoil 7.150% due 01/15/2029 224,000 245,989 2.5%
582,369 6.0%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 239,030 2.5%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 226,218 2.3%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 89,176 0.9%
State Street(Quarterly US LIBOR plus 100)
1
4.293% due 06/15/2047 100,000 80,700 0.8%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 209,401 2.2%
844,525 8.7%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 250,660 2.6%
Johnson & Johnson 4.950% due 05/15/2033 226,000 240,629 2.5%
Johnson & Johnson 5.850% due 07/15/2038 50,000 56,319 0.6%
Medtronic 4.375% due 03/15/2035 260,000 251,988 2.6%
Merck & Co. 6.500% due 12/01/2033 215,000 248,486 2.5%
1,048,082 10.8%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 303,526 3.1%
Deere & Co. 8.100% due 05/15/2030 95,000 113,138 1.2%
United Technologies 6.050% due 06/01/2036 250,000 268,999 2.8%
685,663 7.1%
Materials
Praxair 3.550% due 11/07/2042 350,000 283,056 2.9%
Technology
Apple 4.500% due 02/23/2036 350,000 358,811 3.7%
Intel 4.000% due 12/15/2032 360,000 336,839 3.5%
Microsoft 5.300% due 02/08/2041 50,000 54,862 0.5%
Microsoft 4.200% due 11/03/2035 350,000 348,810 3.6%
1,099,322 11.3%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 166,492 1.7%
Entergy Louisiana 5.400% due 11/01/2024 200,000 200,410 2.1%
Florida Power & Light 5.950% due 10/01/2033 100,000 107,364 1.1%
Puget Sound Energy 4.434% due 11/15/2041 300,000 246,567 2.5%
720,833 7.4%
Total Corporate Bonds (Cost $7,232,701) $ 6,384,354 65.8%

Schedule of Investments
As of May 31, 2023
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
14
May 31, 2023
Semi-Annual
Government Bonds - 26 .7 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Foreign Government Bonds
Quebec Canada Yankee 7.125% due 02/09/2024 $ 175,000 $ 177,564 1.8%
United States Treasury Bonds
United States Treasury Bond 5.250% due 02/15/2029 170,000 182,345 1.9%
United States Treasury Bond 5.375% due 02/15/2031 400,000 445,484 4.6%
United States Treasury Bond 6.250% due 05/15/2030 75,000 86,578 0.9%
United States Treasury Bond 4.250% due 05/15/2039 770,000 811,508 8.4%
United States Treasury Bond 6.125% due 08/15/2029 225,000 253,951 2.6%
United States Treasury Bond 3.125% due 11/15/2041 145,000 128,495 1.3%
United States Treasury Bond 3.375% due 11/15/2048 560,000 506,209 5.2%
2,414,570 24.9%
Total Government Bonds (Cost $3,127,443) $ 2,592,134 26.7%
Total investments (Cost $10,360,144) $ 8,976,488 92.5%
Other assets (net of liabilities) 732,410 7.5%
Total net assets $ 9,708,898 100.0%
1
Variable rate security. The interest rate represents the rate in effect at May 31, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
15
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value( Cost
$10,360,144) $ 8,976,488
Cash 629,458
Interest receivable 107,316
Prepaid expenses 2,531
Receivable for Fund shares sold 750
Other assets 400
Total assets 9,716,943
Liabilities
Accrued audit expenses 1,776
Accrued retirement plan custody fee 1,276
Accrued advisory fees 741
Accrued trustee expenses 552
Accrued Chief Compliance Officer expenses 413
Accrued legal expenses 157
Payable for Fund shares redeemed 28
Accrued printing fees 1,127
Accrued postage 1,241
Accrued other operating expenses 734
Total liabilities 8,045
Net assets $9,708,898
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $11,108,486
Total distributable earnings (1,399,588)
Net assets applicable to Fund shares outstanding $9,708,898
Fund shares outstanding 2,205,149
Net asset value, offering, and redemption price per
share $4.40
Period ended May 31, 2023
Investment income
Interest income $ 170,172
Total investment income 170,172
Expenses
Investment adviser fees 31,377
Filing and registration fees 14,301
Audit fees 3,490
Trustee fees 1,878
Legal fees 1,648
Retirement plan custodial fees 1,580
Chief Compliance Officer expenses 1,148
Custodian fees 193
Other operating expenses 687
Total gross expenses 56,302
Less adviser fees waived (24,381)
Less custodian fee credits (193)
Net expenses 31,728
Net investment income $138,444
Net increase in unrealized depreciation on investments 92,117
Net gain on investments 92,117
Net increase in net assets resulting from operations $230,561

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Decrease in net assets from operations
From operations
Net investment income $138,444 $277,192
Net increase (decrease) in unrealized appreciation 92,117 (2,368,106)
Net increase (decrease) in net assets 230,561 (2,090,914)
Distributions to shareowners from
Net dividend and distribution to shareholders (140,079) (277,203)
Capital share transactions
Proceeds from the sale of shares 204,339 507,351
Value of shares issued in reinvestment of dividends and distributions 139,730 270,589
Cost of shares redeemed (539,886) (1,128,328)
Total capital shares transactions (195,817) (350,388)
Total decrease in net assets (105,335) (2,718,505)
Net assets
Beginning of period 9,814,233 12,532,738
End of period $9,708,898 $9,814,233
Shares of the Fund sold and redeemed
Sextant Bond Income (SBIFX)
Number of shares sold 46,234 104,214
Number of shares issued in reinvestment of dividends and distributions 31,678 57,728
Number of shares redeemed (120,683) (233,970)
Net decrease in number of shares outstanding (42,771) (72,028)
– –

Sextant Bond Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
17
tin
Sextant Bond Income (SBIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $4.37 $5.40 $5.65 $5.34 $4.89 $5.14
Income from investment operations
Net investment income 0.06 0.12 0.13 0.14 0.15 0.16
Net gains (losses) on securities (both realized and
unrealized) 0.03 (1.03) (0.25) 0.31 0.45 (0.25)
Total from investment operations 0.09 (0.91) (0.12) 0.45 0.60 (0.09)
Less distributions
Dividends (from net investment income) (0.06) (0.12) (0.13) (0.14) (0.15) (0.16)
Total distributions (0.06) (0.12) (0.13) (0.14) (0.15) (0.16)
Net asset value at end of period $4.40 $4.37 $5.40 $5.65 $5.34 $4.89
Total Return
A
2.14% (16.94)% (2.19)% 8.48% 12.45% (1.78)%
Ratios / supplemental data
Net assets ($000), end of period $9,709 $9,814 $12,533 $14,042 $12,454 $10,933
Ratio of expenses to average net assets
Before advisory fees waiver custodian fee credits
B
1.15% 1.03% 0.58% 0.63% 0.71% 0.86%
After advisory fees waiver
B
0.65% 0.65% 0.53% 0.48% 0.55% 0.66%
After  advisory fees waiver custodian fee credits
B
0.65% 0.65% 0.53% 0.48% 0.55% 0.65%
Ratio of net investment income after adviser fee waivers and custodian fee credits to average net assets
B
2.84% 2.58% 2.31% 2.50% 2.96% 3.20%
Portfolio turnover rate
A
0% 0% 3% 13% 21% 0%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Sextant Core Fund:
Performance Summary

May 31, 2023
Semi-Annual
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2013, to an identical amount invested in the Dow Jones
Moderate US Portfolio Index, a broad-based index of stock and bond prices. The graph shows that an investment in the Fund would have risen to $16,658 versus
$16,870 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Core Fund are long-term appreciation and capital preservation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Core ( SCORX ) -0.01% 5.67% 5.24% 0.82%
Dow Jones Moderate US Portfolio Index -1.73% 3.77% 5.37% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods..
United States Treasury Note (2.000% due 05/31/2024) 5.2%
United States Treasury Note (0.125% due 08/31/2023) 4.4%
Novo Nordisk ADR 2.4%
United States Treasury Bond (6.250% due 08/15/2023) 2.2%
United States Treasury Note (1.125% due 01/15/2025) 1.9%
ConocoPhillips 1.8%
Eaton 1.8%
United States Treasury Note (2.750% due 11/15/2023) 1.7%
Apple 1.7%
Welltower (4.250% due 04/15/2028) 1.7%

Schedule of Investments
As of May 31, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
19
Continued on next page.
Common Stock - 53.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
2
2,000 $ 77,588 $ 245,740 United States 1.2%
Telecom Carriers
BCE 4,000 168,153 180,400 Canada 0.9%
Telus 8,000 143,751 151,760 Canada 0.8%
311,904 332,160 1.7%
389,492 577,900 2.9%
Consumer Discretionary
Automotive Retailers
AutoZone 30 81,477 71,605 United States 0.4%
O'Reilly Automotive
2
160 135,486 144,530 United States 0.7%
216,963 216,135 1.1%
Home Products Stores
Floor & Decor Holdings
2
1,900 138,164 173,489 United States 0.9%
Home Depot 300 57,079 85,035 United States 0.4%
Lowe's 1,100 75,376 221,243 United States 1.1%
270,619 479,767 2.4%
Specialty Apparel Stores
Lululemon Athletica
2
550 177,757 182,561 United States 0.9%
Ross Stores 2,000 148,198 207,240 United States 1.0%
TJX Companies 2,700 139,837 207,333 United States 1.1%
465,792 597,134 3.0%
953,374 1,293,036 6.5%
Consumer Staples
Beverages
PepsiCo 650 60,670 118,527 United States 0.6%
Household Products
Procter & Gamble 1,150 93,040 163,875 United States 0.8%
Packaged Food
Danone ADR 7,500 96,739 89,100 France 0.4%
General Mills 1,100 99,033 92,576 United States 0.5%
Nestle ADR 1,000 73,990 118,730 Switzerland 0.6%
269,762 300,406 1.5%
423,472 582,808 2.9%
Energy
Exploration & Production
ConocoPhillips 3,550 141,212 352,515 United States 1.8%
Integrated Oils
Canadian Pacific Kansas City 2,018 142,794 153,772 Canada 0.8%
Shell ADR 4,450 167,187 249,200 Netherlands 1.3%
309,981 402,972 2.1%
Refining & Marketing
Phillips 66 1,100 73,403 100,771 United States 0.5%
Renewable Energy Equipment
Enphase Energy 400 64,400 69,552 United States 0.3%
588,996 925,810 4.7%
Financials
Consumer Finance
Mastercard, Class A 500 137,490 182,510 United States 0.9%

Schedule of Investments
As of May 31, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
20
May 31, 2023
Semi-Annual
Continued on next page.
Common Stock - 53.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
Consumer Finance (continued)
Visa 900 $ 138,794 $ 198,927 United States 1.0%
276,284 381,437 1.9%
Institutional Brokerage
Virtu Financial 9,000 149,940 158,310 United States 0.8%
P&C Insurance
Chubb 810 102,989 150,498 Switzerland 0.7%
529,213 690,245 3.4%
Health Care
Large Pharma
AstraZeneca ADR 3,000 178,388 219,240 United Kingdom 1.1%
Bristol-Myers Squibb 3,200 170,677 206,208 United States 1.0%
Johnson & Johnson 1,515 131,720 234,916 United States 1.2%
Novo Nordisk ADR 3,050 160,370 489,403 Denmark 2.4%
Pfizer 4,100 136,420 155,882 United States 0.8%
777,575 1,305,649 6.5%
Managed Care
UnitedHealth Group 300 103,583 146,172 United States 0.7%
Medical Devices
Abbott Laboratories 2,700 97,630 275,400 United States 1.4%
978,788 1,727,221 8.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 1,000 49,532 191,600 United States 0.9%
Johnson Controls International 5,350 205,042 319,395 United States 1.6%
254,574 510,995 2.5%
Electrical Power Equipment
Eaton 2,000 298,440 351,800 United States 1.8%
Flow Control Equipment
Parker Hannifin 800 78,065 256,352 United States 1.3%
Industrial Distribution & Rental
Fastenal 2,800 64,603 150,780 United States 0.7%
Industrial Machinery
Illinois Tool Works 525 116,199 114,833 United States 0.6%
Rail Freight
Canadian National Railway 2,000 86,366 225,460 Canada 1.1%
Waste Management
Republic Services 950 116,161 134,549 United States 0.7%
1,014,408 1,744,769 8.7%
Materials
Agricultural Chemicals
Corteva 1,500 85,815 80,235 United States 0.4%
Basic & Diversified Chemicals
Linde 920 97,944 325,367 Ireland 1.6%
Precious Metal Mining
Barrick Gold 10,000 177,238 168,800 Canada 0.8%
Newmont 4,000 162,593 162,200 United States 0.8%
339,831 331,000 1.6%

Schedule of Investments
As of May 31, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
21
Continued on next page.
Common Stock - 53.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Specialty Chemicals
RPM International 1,400 $ 44,141 $ 111,706 United States 0.6%
567,731 848,308 4.2%
Technology
Communications Equipment
Apple 1,900 44,723 336,775 United States 1.7%
Motorola Solutions 770 187,585 217,079 United States 1.1%
232,308 553,854 2.8%
Consumer Electronics
Sony ADR 1,900 146,607 178,030 Japan 0.9%
Information Services
Experian 2,300 79,022 80,853 United States 0.4%
Infrastructure Software
Microsoft 800 99,998 262,712 United States 1.3%
Oracle 3,100 124,402 328,414 United States 1.6%
224,400 591,126 2.9%
Semiconductor Devices
Infineon Technologies ADR 4,775 105,273 177,152 Germany 0.9%
Micron Technology 1,550 59,028 105,710 United States 0.5%
NXP Semiconductors 950 90,828 170,145 Netherlands 0.8%
Qualcomm 100 5,186 11,341 United States 0.1%
260,315 464,348 2.3%
942,652 1,868,211 9.3%
Utilities
Integrated Utilities
Duke Energy 1,600 141,145 142,864 United States 0.7%
NextEra Energy 4,000 72,152 293,840 United States 1.5%
213,297 436,704 2.2%
Total Common Stock
$6,601,423
$10,695,012 53.4%
Corporate Bonds - 21.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 165,611 United States 0.8%
Comcast 5.650% due 06/15/2035 300,000 314,618 United States 1.6%
Walt Disney 6.400% due 12/15/2035 250,000 280,147 United States 1.4%
760,376 3.8%
Consumer Discretionary
Expedia Group 5.000% due 02/15/2026 250,000 248,644 United States 1.3%
Lowe's 4.250% due 09/15/2044 250,000 196,346 United States 1.0%
Stanford University 4.013% due 05/01/2042 100,000 88,379 United States 0.4%
533,369 2.7%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 216,076 United States 1.1%
Financials
Charles Schwab 3.000% due 03/10/2025 300,000 286,429 United States 1.4%
Welltower 4.250% due 04/15/2028 350,000 332,526 United States 1.7%
618,955 3.1%
Health Care
Cardinal Health 3.500% due 11/15/2024 155,000 150,558 United States 0.8%

Schedule of Investments
As of May 31, 2023
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
22
May 31, 2023
Semi-Annual
Corporate Bonds - 21.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Health Care (continued)
Gilead Sciences 3.700% due 04/01/2024 $ 250,000 $ 246,306 United States 1.2%
396,864 2.0%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 165,822 United States 0.8%
CSX Corp 4.650% due 03/01/2068 300,000 260,788 United States 1.3%
FedEx 3.900% due 02/01/2035 250,000 219,262 United States 1.1%
Legrand France Yankee 8.500% due 02/15/2025 170,000 179,678 France 0.9%
Union Pacific 3.375% due 02/01/2035 250,000 215,273 United States 1.1%
1,040,823 5.2%
Technology
Qualcomm 3.250% due 05/20/2027 220,000 211,189 United States 1.0%
Utilities
Edison International 3.550% due 11/15/2024 250,000 242,521 United States 1.2%
Pacificorp 6.000% due 01/15/2039 250,000 260,721 United States 1.3%
503,242 2.5%
Total Corporate Bonds (Cost $4,787,354) $4,280,894 21.4%
Government Bonds - 16.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
United States Treasury Bonds
United States Treasury Bond 4.500% due 02/15/2036 137,000 149,485 United States 0.7%
United States Treasury Bond 3.625% due 02/15/2044 155,000 146,039 United States 0.7%
United States Treasury Bond 6.250% due 08/15/2023 438,000 439,003 United States 2.2%
734,527 3.6%
United States Treasury Notes
United States Treasury Note 1.125% due 01/15/2025 400,000 377,985 United States 1.9%
United States Treasury Note 2.000% due 05/31/2024 1,080,000 1,046,334 United States 5.2%
United States Treasury Note 0.125% due 08/31/2023 900,000 888,223 United States 4.5%
United States Treasury Note 2.750% due 11/15/2023 350,000 345,994 United States 1.7%
2,658,536 13.3%
Total Government Bonds (Cost $3,453,490) $3,393,063 16.9%
Municipals Bonds - 0.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 109,707 United States 0.6%
Total Municipals Bonds (Cost $118,456) $109,707 0.6%
Total investments (Cost $14,960,723) $18,478,676 92.3%
Other assets (net of liabilities) 1,545,143 7.7%
Total net assets $20,023,819 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
23
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $14,960,723) $ 18,478,676
Cash 1,439,362
Interest receivable 70,479
Dividends receivable 33,087
Receivable for Fund shares sold 21,326
Prepaid expenses 3,227
Total assets 20,046,157
Liabilities
Accrued advisory fees 8,639
Payable for Fund shares redeemed 7,686
Accrued retirement plan custody fee 1,691
Accrued trustee expenses 906
Accrued audit expenses 815
Accrued Chief Compliance Officer expenses 527
Accrued legal expenses 142
Accrued other operating expenses 660
Accrued printing fees 1,272
Total liabilities 22,338
Net assets $20,023,819
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $16,131,828
Total distributable earnings 3,891,991
Net assets applicable to Fund shares outstanding $20,023,819
Fund shares outstanding 1,365,350
Net asset value, offering, and redemption price per
share $14.67
Period ended May 31, 2023
Investment income
Interest income $ 136,502
Dividend Income (Net of foreign tax of $4,413) 115,608
Miscellaneous income (603)
Total investment income 251,507
Expenses
Investment adviser fees 58,673
Filing and registration fees 15,536
Audit fees 6,047
Trustee fees 3,512
Legal fees 3,322
Retirement plan custodial fees 2,172
Chief Compliance Officer expenses 2,110
ReFlow fees 969
Custodian fees 402
Other operating expenses 1,819
Total gross expenses 94,562
Less custodian fee credits (402)
Net expenses 94,160
Net investment income $157,347
Net realized gain from investments and foreign
currency $229,413
A
Net decrease in unrealized appreciation on
investments and foreign currency (363,033)
Net loss on investments (133,620)
Net increase in net assets resulting from operations $23,727
A
Includes $105,774 in net realized gains from redemptions in-kind

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Increase in net assets from operations
From operations
Net investment income $157,347 $267,680
Net realized gain on investments and foreign currency 229,413 231,120
Net decrease in unrealized appreciation on investments and foreign currency (363,033) (1,517,213)
Net increase (decrease) in net assets 23,727 (1,018,413)
Distributions to shareowners from
Net dividend and distribution to shareholders (282,074) (596,464)
Capital share transactions
Proceeds from the sale of shares 2,239,834 3,995,234
Value of shares issued in reinvestment of dividends and distributions 281,446 595,223
Cost of shares redeemed (1,521,078) (2,625,501)
Total capital shares transactions 1,000,202 1,964,956
Total increase in net assets 741,855 350,079
Net assets
Beginning of period 19,281,964 18,931,885
End of period $20,023,819 $19,281,964
Shares of the Fund sold and redeemed
Sextant Core (SCORX)
Number of shares sold 152,554 269,720
Number of shares issued in reinvestment of dividends and distributions 19,423 36,856
Number of shares redeemed (103,104) (179,014)
Net increase in number of shares outstanding 68,873 127,562
– –

Sextant Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
25
tin
Sextant Core (SCORX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $14.87 $16.20 $14.81 $14.31 $12.84 $12.99
Income from investment operations
Net investment income 0.12 0.21 0.24 0.19 0.19 0.18
Net gains (losses) on securities (both realized and
unrealized) (0.11) (1.03) 1.36 1.13 1.45 (0.16)
Total from investment operations 0.01 (0.82) 1.60 1.32 1.64 0.02
Less distributions
Dividends (from net investment income) (0.19) (0.25) (0.21) (0.20) (0.17) (0.17)
Distributions (from capital gains) (0.02) (0.26) – (0.62) – –
Total distributions (0.21) (0.51) (0.21) (0.82) (0.17) (0.17)
Net asset value at end of period $14.67 $14.87 $16.20 $14.81 $14.31 $12.84
Total Return
A
0.12% (5.32)% 10.95% 9.72% 13.04% 0.16%
Ratios / supplemental data
Net assets ($000), end of period $20,024 $19,282 $18,932 $18,962 $16,875 $12,851
Ratio of expenses to average net assets
Before custodian fee credits
B
0.95% 0.90% 0.57% 0.88% 0.90% 0.88%
After  custodian fee credits
B
0.94% 0.90% 0.56% 0.88% 0.90% 0.87%
Ratio of net investment income after custodian fee credits to average net assets
B
1.60% 1.44% 1.52% 1.40% 1.63% 1.41%
Portfolio turnover rate
A
4% 10% 14% 19% 28% 30%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Sextant Global High Income Fund:
Performance Summary

May 31, 2023
Semi-Annual
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2013, to an identical amount invested in the S&P Global
1200 Index, a global stock market index covering nearly 70% of the world’s equity markets. The graph shows that an investment in the Fund would have risen to $14,530 versus $23,895 in the S&P Global 100 Index and $13,689 in the
Bloomberg Global High Yield Corporate Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Global High Income Fund is high income, with a secondary objective of capital preservation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Global High Income Fund ( SGHIX ) -3.46% 1.99% 3.81% 0.85%
S&P Global 1200 Index 2.35% 8.25% 9.10% n/a
Bloomberg Global High Yield Corporate Index -0.02% 2.02% 3.19% n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 30, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The ne t expense ratio, shown in the most recent prospectus after fee waivers, was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods..
United States Treasury Note (2.000% due 05/31/2024) 10.6%
United States Treasury Note (0.125% due 08/31/2023) 4.3%
Southern Copper 3.7%
BHP Biliton ADR 3.3%
Skandinaviska Enskilda Banken , Cl A 2.9%
Cisco Systems 2.7%
Netflix (4.375% due 11/15/2026) 2.7%
South32 ADR 2.7%
Edison International (3.550% due 11/15/2024) 2.7%
Novartis ADR 2.6%

Schedule of Investments
As of May 31, 2023
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
27
Continued on next page.
Common Stock - 40.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Orange ADR 20,000 $ 270,394 $ 240,600 France 2.6%
SK Telecom ADR 6,073 167,681 126,926 South Korea 1.4%
Telenor ASA 20,000 265,603 204,868 Norway 2.3%
Verizon Communications 6,000 294,820 213,780 United States 2.3%
998,498 786,174 8.6%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 274,363 187,430 Germany 2.0%
Energy
Exploration & Production
Woodside Energy Group 8,500 174,552 187,680 Australia 2.1%
Integrated Oils
Shell ADR 3,800 241,426 212,800 Netherlands 2.3%
415,978 400,480 4.4%
Financials
Banks
Skandinaviska Enskilda Banken , Cl A 25,000 233,632 261,665 Sweden 2.9%
Institutional Brokerage
Virtu Financial 7,500 119,775 131,925 United States 1.4%
353,407 393,590 4.3%
Health Care
Large Pharma
GlaxoSmithKline ADR 4,000 176,214 134,400 United Kingdom 1.5%
Novartis ADR 2,500 141,272 240,625 Switzerland 2.6%
317,486 375,025 4.1%
Materials
Base Metals
Norsk Hydro ASA 35,000 314,618 211,019 Norway 2.3%
South32 ADR 19,000 134,773 243,390 Australia 2.7%
Southern Copper 5,000 335,962 333,850 Peru 3.7%
785,353 788,259 8.7%
Steel Raw Material Suppliers
BHP Biliton ADR 5,500 186,488 301,950 Australia 3.3%
971,841 1,090,209 12.0%
Technology
Communications Equipment
Cisco Systems 5,000 179,892 248,350 United States 2.7%
Consumer Electronics
Nintendo 5,000 223,480 211,727 Japan 2.3%
403,372 460,077 5.0%
Total Common Stock
$3,734,945
$3,692,985 40.4%
Corporate Bonds - 28.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 250,000 228,909 United States 2.5%
Netflix 4.375% due 11/15/2026 250,000 245,501 United States 2.7%
474,410 5.2%

Schedule of Investments
As of May 31, 2023
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
28
May 31, 2023
Semi-Annual
Continued on next page.
Corporate Bonds - 28.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
ADT 4.125% due 06/15/2023 $ 22,000 $ 21,945 United States 0.3%
Delta Air Lines 3.750% due 10/28/2029 250,000 222,715 United States 2.4%
Ford Motor 6.375% due 02/01/2029 220,000 217,225 United States 2.4%
MDC Holdings 3.850% due 01/15/2030 200,000 173,569 United States 1.9%
YUM! Brands 3.625% due 03/15/2031 195,000 166,389 United States 1.8%
801,843 8.8%
Consumer Staples
Grupo Bimbo
2
4.875% due 06/27/2044 200,000 183,102 Mexico 2.0%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 48,029 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 75,499 Brazil 0.8%
123,528 1.3%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
3
6.283% due 04/20/2067 250,000 153,750 United States 1.7%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 195,823 United States 2.1%
CSX Corp 4.650% due 03/01/2068 250,000 217,323 United States 2.4%
Norfolk Southern 5.100% due 08/01/2118 275,000 233,111 United States 2.6%
646,257 7.1%
Utilities
Edison International 3.550% due 11/15/2024 250,000 242,521 United States 2.6%
Total Corporate Bonds (Cost $3,030,718) $2,625,411 28.7%
Government Bonds - 18.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Bonds
Colombia Republic 8.375% due 02/15/2027 125,000 124,778 Colombia 1.4%
Federal Republic of Brazil 8.500% due 01/05/2024 750,000 142,560 Brazil 1.6%
Republic of Argentina 1.000% due 07/09/2029 9,276 2,364 Argentina 0.0%
4
Republic of Argentina 1.500% due 07/09/2046 242,500 56,989 Argentina 0.6%
326,691 3.6%
United States Treasury Notes
United States Treasury Note 2.000% due 05/31/2024 1,000,000 968,828 United States 10.6%
United States Treasury Note 0.125% due 08/31/2023 400,000 394,766 United States 4.3%
1,363,594 14.9%
Total Government Bonds (Cost $1,964,638) $1,690,285 18.5%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 50,200 United States 0.5%
Total Municipals Bonds (Cost $50,054) $50,200 0.5%
Total investments (Cost $8,780,355) $8,058,881 88.1%
Other assets (net of liabilities) 1,083,937 11.9%
Total net assets $9,142,818 100.0%
1
Denotes a country or region of primary exposure

Schedule of Investments
As of May 31, 2023
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
29
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2023, the aggregate value of these securities was $183,102 representing 2.0% of net assets.
3
Variable rate security. The interest rate represents the rate in effect at May 31, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
4
Less than 0.05%
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value( Cost $8,780,355) $ 8,058,881
Cash 1,021,078
Interest receivable 45,684
Dividends receivable 19,086
Prepaid expenses 2,974
Receivable for Fund shares sold 1,746
Total assets 9,149,449
Liabilities
Accrued audit expenses 2,301
Accrued advisory fees 1,144
Accrued retirement plan custody fee 595
Accrued trustee expenses 521
Accrued Chief Compliance Officer expenses 284
Accrued legal expenses 164
Accrued other operating expenses 302
Accrued printing fees 1,320
Total liabilities 6,631
Net assets $9,142,818
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $9,655,158
Total distributable earnings (512,340)
Net assets applicable to Fund shares outstanding $9,142,818
Fund shares outstanding 927,329
Net asset value, offering, and redemption price per
share $9.86
Period ended May 31, 2023
Investment income
Dividend Income (Net of foreign tax of $(24,752)) $ 161,614
Interest income 108,409
Total investment income 270,023
Expenses
Investment adviser fees 27,773
Filing and registration fees 16,665
Audit fees 2,749
Trustee fees 1,699
Legal fees 1,655
Retirement plan custodial fees 1,376
Chief Compliance Officer expenses 1,020
Custodian fees 330
Other operating expenses 1,021
Total gross expenses 54,288
Less adviser fees waived (19,239)
Less custodian fee credits (330)
Net expenses 34,719
Net investment income $235,304
Net realized loss from investments
and foreign
currency
$(11,706)
Net decrease in unrealized depreciation on
investments and foreign currency (150,911)
Net loss on investments (162,617)
Net increase in net assets resulting from operations $72,687

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
31
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $235,304 $357,397
Net realized gain (loss) on investments and foreign currency (11,706) 111,672
Net decrease in unrealized appreciation on investments and foreign currency (150,911) (890,600)
Net increase (decrease) in net assets 72,687 (421,531)
Distributions to shareowners from
Net dividend and distribution to shareholders (305,551) (182,768)
Capital share transactions
Proceeds from the sale of shares 274,810 1,011,369
Value of shares issued in reinvestment of dividends and distributions 298,310 178,216
Cost of shares redeemed (251,228) (681,194)
Total capital shares transactions 321,892 508,391
Total increase (decrease) in net assets 89,028 (95,908)
Net assets
Beginning of period 9,053,790 9,149,698
End of period $9,142,818 $9,053,790
Shares of the Fund sold and redeemed
Sextant Global High Income Fund (SGHIX)
Number of shares sold 27,231 95,974
Number of shares issued in reinvestment of dividends and distributions 30,440 16,548
Number of shares redeemed (24,849) (67,643)
Net increase in number of shares outstanding 32,822 44,879
– –

Sextant Global High Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
32
May 31, 2023
Semi-Annual
tin
Sextant Global High Income Fund (SGHIX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $10.12 $10.77 $10.15 $11.42 $11.07 $11.12
Income from investment operations
Net investment income 0.25 0.40 0.33 0.31 0.42 0.40
Net gains (losses) on securities (both realized and
unrealized) (0.18) (0.83) 0.65 (0.66) 0.32 (0.15)
Total from investment operations 0.07 (0.43) 0.98 (0.35) 0.74 0.25
Less distributions
Dividends (from net investment income) (0.33) (0.22) (0.36) (0.40) (0.39) (0.30)
Distributions (from capital gains) – – – (0.52) – –
Total distributions (0.33) (0.22) (0.36) (0.92) (0.39) (0.30)
Net asset value at end of period $9.86 $10.12 $10.77 $10.15 $11.42 $11.07
Total Return
A
0.83% (4.16)% 9.87% (3.51)% 7.06% 2.31%
Ratios / supplemental data
Net assets ($000), end of period $9,143 $9,054 $9,150 $8,615 $9,893 $8,827
Ratio of expenses to average net assets
Before advisory fees waiver custodian fee credits
B
1.17% 0.98% 0.78% 0.70% 1.11% 0.97%
After advisory fees waiver
B
0.76% 0.75% 0.70% 0.56% 0.76% 0.75%
After advisory fees waiver  custodian fee credits
B
0.75% 0.74% 0.69% 0.55% 0.75% 0.75%
Ratio of net investment income after adviser fee waivers and custodian fee credits to average net assets
B
5.08% 3.87% 3.11% 3.12% 3.72% 3.43%
Portfolio turnover rate
A
8% 20% 27% 27% 33% 10%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

May 31, 2023
Semi-Annual

Sextant Growth Fund:
Performance Summary
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Investor Shares of the Fund on May 31, 2013, to an identical amount invested in the S&P 500 Index, an index comprised of 500 widely held common stocks considered to be representative of the US stock market in general. The graph shows that an investment in Investor Shares of the Fund would have risen to
$29,757 versus $31,034 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Growth Fund is long-term capital growth.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant Growth Fund Investor Shares ( SSGFX ) 4.07% 11.99% 11.52% 1.01%
Sextant Growth Fund Z Shares ( SGZFX )
2
4.36% 12.28% n/a 0.77%
S&P 500 Index 2.92% 11.01% 11.98% n/a
1
By regulation, the expense ratios shown in this table are as stated in the Fund’s most recent prospectus, which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporate results for the fiscal year ended November 30, 2022. The ratios presented in this table differ from expense ratios shown elsewhere in this report as they represent different periods.
2
Z Shares of the Sextant Growth Fund began operations June 2, 2017.
Microsoft 10.4%
Apple 10.2%
Alphabet, Class A 6.7%
Mastercard , Class A 5.6%
Amazon.com 5.6%
Lowe's 3.9%
Abbott Laboratories 3.7%
Monster Beverage 3.3%
Adobe 3.2%
Oracle 3.2%

Schedule of Investments
As of May 31, 2023
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
34
May 31, 2023
Semi-Annual
Continued on next page.
Common Stock - 98 .1 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
31,680 $ 898,428 $ 3,892,522 6.7%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Nike, Class B 10,276 528,776 1,081,652 1.9%
Automotive Retailers
O'Reilly Automotive
1
1,300 1,094,232 1,174,303 2.0%
E-Commerce Discretionary
Amazon.com
1
26,980 162,991 3,253,248 5.6%
Home Products Stores
Lowe's 11,200 794,834 2,252,656 3.9%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 965,595 995,790 1.7%
TJX Companies 19,000 824,767 1,459,010 2.5%
1,790,362 2,454,800 4.2%
4,371,195 10,216,659 17.6%
Consumer Staples
Beverages
Monster Beverage 32,200 1,489,661 1,887,564 3.3%
Mass Merchants
Costco Wholesale 3,509 410,438 1,795,064 3.1%
1,900,099 3,682,628 6.4%
Energy
Renewable Energy Equipment
Enphase Energy 600 135,339 104,328 0.2%
Financials
Consumer Finance
Mastercard, Class A 8,914 806,924 3,253,788 5.6%
Paypal
1
12,000 1,120,069 743,880 1.3%
1,926,993 3,997,668 6.9%
Health Care
Managed Care
Elevance Health 2,250 1,076,105 1,007,595 1.7%
Medical Devices
Abbott Laboratories 20,799 646,854 2,121,498 3.7%
Boston Scientific
1
22,000 981,996 1,132,560 2.0%
Edwards Lifesciences
1
10,500 346,070 884,415 1.5%
Stryker 3,000 374,100 826,740 1.4%
2,349,020 4,965,213 8.6%
Specialty Pharma
Zoetis Inc. 6,000 998,110 978,060 1.7%
4,423,235 6,950,868 12.0%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 3,750 792,329 718,500 1.2%

Schedule of Investments
As of May 31, 2023
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
35
Common Stock - 98.1% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Commercial & Residential Building
Equipment & Systems (continued)
Johnson Controls International 22,500 $ 1,043,161 $ 1,343,250 2.3%
1,835,490 2,061,750 3.5%
Measurement Instruments
Trimble
1
17,000 732,676 793,390 1.4%
2,568,166 2,855,140 4.9%
Materials
Agricultural Chemicals
Corteva 27,500 1,174,068 1,470,975 2.5%
Specialty Chemicals
Albemarle Corp 3,000 857,974 580,590 1.0%
RPM International 15,850 651,598 1,264,671 2.2%
1,509,572 1,845,261 3.2%
2,683,640 3,316,236 5.7%
Technology
Application Software
Adobe
1
4,450 23,404 1,859,165 3.2%
Communications Equipment
Apple 33,350 9,828 5,911,288 10.2%
Motorola Solutions 6,000 1,346,591 1,691,520 2.9%
1,356,419 7,602,808 13.1%
Infrastructure Software
Microsoft 18,270 843,185 5,999,685 10.4%
Oracle 17,500 901,024 1,853,950 3.2%
1,744,209 7,853,635 13.6%
Semiconductor Devices
Advanced Micro Devices
1
9,500 758,357 1,122,995 1.9%
Monolithic Power Systems 1,100 521,986 538,901 0.9%
NVIDIA 3,500 493,219 1,324,190 2.3%
Qualcomm 3,350 226,427 379,924 0.7%
Texas Instruments 6,600 939,244 1,147,608 2.0%
2,939,233 4,513,618 7.8%
6,063,265 21,829,226 37.7%
Total investments $24,970,360 $ 56,845,275 98.1%
Other assets (net of liabilities) 1,094,945 1.9%
Total net assets $ 57,940,220 100.0%
1
Non-income producing

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $24,970,360) $ 56,845,275
Cash 1,097,732
Dividends receivable 31,829
Receivable for Fund shares sold 13,794
Prepaid expenses 10,223
Other assets 1,214
Total assets 58,000,067
Liabilities
Accrued advisory fees 24,335
Payable for Fund shares redeemed 8,111
Accrued audit expenses 8,055
Accrued retirement plan custody fee 3,936
Accrued trustee expenses 2,879
Accrued Chief Compliance Officer expenses 1,941
Accrued 12b-1 distribution fees 1,037
Accrued legal expenses 564
Accrued other operating expenses 959
Accrued printing fees 8,030
Total liabilities 59,847
Net assets $57,940,220
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $25,420,820
Total distributable earnings 32,519,400
Net assets applicable to Fund shares outstanding $57,940,220
Net asset value per Investor Shares SSGFX
Net assets, at value $4,991,641
Shares outstanding 123,727
Net asset value, offering and redemption price per
share $40.34
Net asset value per Z Shares SGZFX
Net assets, at value $52,948,580
Shares outstanding 1,312,520
Net asset value, offering and redemption price per
share $40.34
Period ended May 31, 2023
Investment income
Dividend Income $ 229,884
Miscellaneous income 50
Total investment income 229,934
Expenses
Investment adviser fees 159,358
Filing and registration fees 22,124
Audit fees 18,984
Trustee fees 10,688
Legal fees 10,129
Chief Compliance Officer expenses 6,282
12b-1 distribution fees 5,910
Retirement plan custodial fees 5,035
1,025
Investor Shares –
1,050
Z Shares 5,035
ReFlow fees 1,831
Custodian fees 1,083
Other operating expenses 5,126
Total gross expenses 246,550
Less custodian fee credits (1,083)
Net expenses 245,467
Net investment loss $(15,533)
Net realized gain from investments $661,307
A
Net Increase in unrealized appreciation on investments 3,122,953
Net gain on investments 3,784,260
Net increase in net assets resulting from operations $3,768,727
A
Includes $496,832 in net realized gains from redemptions in-kind

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
37
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment loss $(15,533) $(58,662)
Net realized gain on investment 661,307 3,334,840
Net increase (decrease) in unrealized appreciation 3,122,953 (15,204,651)
Net increase (decrease) in net assets 3,768,727 (11,928,473)
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares (116,456) (540,647)
1,050
Net dividend and distribution to shareholders - Z Shares (1,184,886) (5,339,476)
Total distributions (1,301,342) (5,880,123)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 188,435 541,196
1,050
Z Shares 1,966,161 5,439,562
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares 86,817 401,784
1,050
Z Shares 1,154,557 5,211,605
Cost of shares redeemed
1,025
Investor Shares (404,849) (754,189)
1,050
Z Shares (2,397,628) (6,840,020)
Total capital shares transactions 593,493 3,999,938
Total increase (decrease) in net assets 3,060,878 (13,808,658)
Net assets
Beginning of period 54,879,342 68,688,000
End of period $57,940,220 $54,879,342
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 4,948 12,552
Number of shares issued in reinvestment of dividends and distributions 2,413 8,391
Number of shares redeemed (10,737) (18,600)
Net increase (decrease) in number of shares outstanding (3,376) 2,343
Z Shares (SGZFX)
Number of shares sold 52,202 133,138
Number of shares issued in reinvestment of dividends and distributions 32,134 109,258
Number of shares redeemed (64,008) (164,183)
Net increase in number of shares outstanding 20,328 78,213
– –

Sextant Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
38
May 31, 2023
Semi-Annual
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $38.72 $51.39 $41.86 $33.25 $28.70 $27.51
Income from investment operations
Net investment income
A
(0.05) (0.13) 0.09 (0.03) (0.03) 0.07
Net gains (losses) on securities (both realized and
unrealized) 2.59 (8.24) 9.70 9.58 5.86 2.53
Total from investment operations 2.54 (8.37) 9.79 9.55 5.83 2.60
Less distributions
Dividends (from net investment income) – (0.05) (0.03) (0.01) (0.04) (0.07)
Distributions (from capital gains) (0.92) (4.25) (0.23) (0.93) (1.24) (1.34)
Total distributions (0.92) (4.30) (0.26) (0.94) (1.28) (1.41)
Net asset value at end of period $40.34 $38.72 $51.39 $41.86 $33.25 $28.70
Total Return
B
6.84% (17.88)% 23.48% 29.49% 21.81% 9.95%
Ratios / supplemental data
Net assets ($000), end of period $4,992 $4,921 $6,411 $5,197 $4,533 $5,037
Ratio of expenses to average net assets
Before custodian fee credits
C
1.12% 1.21% 0.74% 1.05% 1.20% 0.92%
After  custodian fee credits
C
1.11% 1.20% 0.74% 1.05% 1.20% 0.92%
Ratio of net investment income after to average net assets
C
(0.27)% (0.32)% 0.20% (0.08)% (0.07)% 0.25%
Portfolio turnover rate
B
4% 23% 18% 17% 10% 17%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $38.66 $51.30 $41.78 $33.16 $28.65 $27.50
Income from investment operations
Net investment income
A
(0.01) (0.03) 0.20 0.05 0.08 0.13
Net gains (losses) on securities (both realized and
unrealized) 2.61 (8.22) 9.66 9.56 5.82 2.53
Total from investment operations 2.60 (8.25) 9.86 9.61 5.90 2.66
Less distributions
Dividends (from net investment income) – (0.14) (0.11) (0.06) (0.15) (0.17)
Distributions (from capital gains) (0.92) (4.25) (0.23) (0.93) (1.24) (1.34)
Total distributions (0.92) (4.39) (0.34) (0.99) (1.39) (1.51)
Net asset value at end of period $40.34 $38.66 $51.30 $41.78 $33.16 $28.65
Total Return
B
7.01% (17.69)% 23.76% 29.79% 22.22% 10.20%
Ratios / supplemental data
Net assets ($000), end of period $52,948 $49,958 $62,277 $53,776 $40,978 $34,191
Ratio of expenses to average net assets
Before custodian fee credits
C
0.88% 0.97% 0.51% 0.82% 0.90% 0.70%
After  custodian fee credits
C
0.88% 0.97% 0.50% 0.82% 0.90% 0.70%
Ratio of net investment income after to average net assets
C
(0.03)% (0.08)% 0.43% 0.14% 0.23% 0.47%
Portfolio turnover rate
B
4% 23% 18% 17% 10% 17%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

May 31, 2023
Semi-Annual

Sextant International Fund:
Performance Summary
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Investor Shares of the Fund on May 31, 2013, to an identical amount invested in the MSCI EAFE Index, an international index focused on Europe, Australasia, and the Far East. The graph shows that an investment in Investor Shares of the Fund would have risen to $18,229 versus $16,379 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the International Fund is long-term capital growth.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sextant International Fund Investor Shares ( SSIFX ) 4.53% 6.84% 6.19% 1.04%
Sextant International Fund Z Shares ( SIFZX )
2
4.74% 7.08% n/a 0.80%
MSCI EAFE Index 3.61% 3.71% 5.06% n/a
1
By regulation, the expense ratios shown in this table are as stated in the Fund’s most recent prospectus, which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporate results for the fiscal year ended November 30, 2022. The ratios presented in this table differ from expense ratios shown elsewhere in this report as they represent different periods.
2
Z Shares of the Sextant International Fund began operations June 2, 2017.
Novo Nordisk ADR 8.1%
ASML Holding NY 6.5%
MercadoLibre 6.2%
Wolters Kluwer 5.8%
Dassault Systemes ADR 5.7%
NICE Systems ADR 5.2%
Sony ADR 3.9%
Accenture, Class A 3.8%
United States Cash Management Bill (0.000% due
06/8/2023) 3.3%
Linde 3.2%

Schedule of Investments
As of May 31, 2023
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
40
May 31, 2023
Semi-Annual
Continued on next page.
Common Stock - 92.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Telus 78,000 $ 560,986 $ 1,479,660 Canada 2.4%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 569,152 1,220,686 France 2.0%
E-Commerce Discretionary
MercadoLibre
2
3,065 254,193 3,797,535 Argentina 6.3%
Specialty Apparel Stores
Lululemon Athletica
2
3,500 1,066,230 1,161,755 United States 1.9%
1,889,575 6,179,976 10.2%
Consumer Staples
Household Products
L'Oreal 3,400 1,099,801 1,451,881 France 2.4%
Unicharm 16,000 653,622 605,954 Japan 1.0%
1,753,423 2,057,835 3.4%
Packaged Food
Nestle S.A. 9,000 1,030,483 1,062,859 Switzerland 1.7%
2,783,906 3,120,694 5.1%
Health Care
Biotech
BioNTech SE 4,500 650,502 472,860 Germany 0.8%
Health Care Supplies
Alcon 25,000 1,294,019 1,934,750 Switzerland 3.2%
Large Pharma
AstraZeneca ADR 17,000 1,023,786 1,242,360 United Kingdom 2.0%
Novartis ADR 13,325 661,308 1,282,531 Switzerland 2.1%
Novo Nordisk ADR 30,550 374,420 4,902,053 Denmark 8.1%
2,059,514 7,426,944 12.2%
4,004,035 9,834,554 16.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 39,000 924,788 864,785 Sweden 1.4%
NIBE Industrier AB Class B 40,000 352,734 381,657 Sweden 0.6%
1,277,522 1,246,442 2.0%
Electrical Power Equipment
Eaton 5,000 760,124 879,500 United States 1.5%
Schneider Electric SE 4,000 675,324 690,181 France 1.1%
1,435,448 1,569,681 2.6%
Rail Freight
Canadian National Railway 10,000 1,164,265 1,127,300 Canada 1.9%
3,877,235 3,943,423 6.5%
Materials
Agricultural Chemicals
Nutrien 10,000 819,201 527,000 Canada 0.8%
Basic & Diversified Chemicals
Linde 5,500 1,397,250 1,945,130 Ireland 3.2%

Schedule of Investments
As of May 31, 2023
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
41
Continued on next page.
Common Stock - 92.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Precious Metal Mining
Agnico-Eagle Mines 18,000 $ 829,730 $ 914,040 Canada 1.5%
Barrick Gold 43,000 720,837 725,840 Canada 1.2%
1,550,567 1,639,880 2.7%
Specialty Chemicals
Givaudan (reg) 200 682,610 656,745 Switzerland 1.1%
Steel Raw Material Suppliers
BHP Biliton ADR 17,000 990,319 933,300 Australia 1.5%
Rio Tinto ADR 32,800 1,773,219 1,936,840 United Kingdom 3.2%
2,763,538 2,870,140 4.7%
7,213,166 7,638,895 12.5%
Technology
Application Software
Dassault Systemes ADR 78,215 586,207 3,445,762 France 5.7%
NICE Systems ADR 15,250 577,019 3,140,585 Israel 5.1%
SAP ADR 6,900 921,330 900,036 Germany 1.5%
2,084,556 7,486,383 12.3%
Consumer Electronics
Nintendo 34,000 1,490,299 1,439,746 Japan 2.4%
Sony ADR 25,000 1,506,327 2,342,500 Japan 3.8%
2,996,626 3,782,246 6.2%
Information Services
Experian 33,000 1,053,313 1,160,067 United States 1.9%
Wolters Kluwer 31,000 578,573 3,531,670 Netherlands 5.8%
1,631,886 4,691,737 7.7%
IT Services
Accenture, Class A 7,600 1,404,545 2,324,992 Ireland 3.8%
Semiconductor Devices
STMicroelectronics ADR 17,000 531,165 738,480 Switzerland 1.3%
Semiconductor Manufacturing
ASML Holding NY 5,475 190,945 3,958,042 Netherlands 6.5%
8,839,723 22,981,880 37.8%
Utilities
Power Generation
Iberdrola 99,851 1,007,508 1,216,167 Spain 2.0%
Total Common Stock
$30,176,134
$56,395,249 92.7%
Government Bonds - 3.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
United States Cash Management Bills
United States Cash Management Bill –% due 06/08/2023 2,000,000 1,997,957 United States 3.3%
Total Government Bonds (Cost $1,997,959) $1,997,957 3.3%
Total investments (Cost $32,174,093) $58,393,206 96.0%
Other assets (net of liabilities) 2,453,369 4.0%
Total net assets $60,846,575 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of May 31, 2023
Sextant International Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual

Sextant International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
43
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $32,174,093) $ 58,393,206
Cash 2,292,105
Dividends receivable 211,223
Prepaid expenses 10,592
Receivable for Fund shares sold 6,457
Total assets 60,913,583
Liabilities
Accrued advisory fees 26,163
Payable for Fund shares redeemed 13,260
Accrued 12b-1 distribution fees 7,677
Accrued trustee expenses 3,193
Accrued retirement plan custody fee 2,763
Accrued Chief Compliance Officer expenses 2,341
Accrued legal expenses 1,016
Accrued audit expenses 235
Accrued other operating expenses 910
Accrued printing fees 5,435
Accrued postage 4,015
Total liabilities 67,008
Net assets $60,846,575
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $34,705,797
Total distributable earnings 26,140,778
Net assets applicable to Fund shares outstanding $60,846,575
Net asset value per Investor Shares SSIFX
Net assets, at value $35,887,852
Shares outstanding 1,872,679
Net asset value, offering and redemption price per
share $19.16
Net asset value per Z Shares SIFZX
Net assets, at value $24,958,723
Shares outstanding 1,297,587
Net asset value, offering and redemption price per
share $19.23
Period ended May 31, 2023
Investment income
Dividend Income (Net of foreign tax of $73,474) $ 545,156
Interest income 36,290
Miscellaneous income (32,464)
Total investment income 548,982
Expenses
Investment adviser fees 185,926
12b-1 distribution fees 42,639
Filing and registration fees 21,315
Audit fees 19,726
Trustee fees 10,853
Legal fees 10,362
Chief Compliance Officer expenses 6,076
Retirement plan custodial fees 3,439
1,125
Investor Shares 10
1,150
Z Shares 3,429
ReFlow fees 2,827
Custodian fees 2,616
Other operating expenses 4,203
Total gross expenses 309,982
Less custodian fee credits (2,616)
Net expenses 307,366
Net investment income $241,616
Net realized loss from investments and foreign
currency $(186,106)
A
Net Increase in unrealized appreciation on investments
and foreign currency 3,242,968
Net gain on investments 3,056,862
Net increase in net assets resulting from operations $3,298,478
A
Includes $529,441 in net realized gains from redemptions in-kind

Sextant International Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $241,616 $349,377
Net realized gain (loss) on investments and foreign currency (186,106) 2,861,583
Net increase (decrease) in unrealized appreciation on investments and foreign currency 3,242,968 (14,960,190)
Net increase (decrease) in net assets 3,298,478 (11,749,230)
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares – (3,698,513)
1,150
Net dividend and distribution to shareholders - Z Shares – (2,376,574)
Total distributions – (6,075,087)
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 3,065,240 1,495,198
1,150
Z Shares 2,168,023 7,854,075
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares – 3,613,417
1,150
Z Shares – 2,277,923
Cost of shares redeemed
1,125
Investor Shares (2,088,977) (7,772,262)
1,150
Z Shares (2,436,895) (8,292,788)
Total capital shares transactions 707,391 (824,437)
Total increase (decrease) in net assets 4,005,869 (18,648,754)
Net assets
Beginning of period 56,840,706 75,489,460
End of period $60,846,575 $56,840,706
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 159,382 76,818
Number of shares issued in reinvestment of dividends and distributions – 163,800
Number of shares redeemed (110,833) (398,331)
Net increase (decrease) in number of shares outstanding 48,549 (157,713)
Z Shares (SIFZX)
Number of shares sold 113,197 404,546
Number of shares issued in reinvestment of dividends and distributions – 103,214
Number of shares redeemed (127,233) (424,756)
Net increase (decrease) in number of shares outstanding (14,036) 83,004
– –

Sextant International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
45
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $18.11 $23.49 $19.62 $18.50 $16.83 $17.98
Income from investment operations
Net investment income
A
0.07 0.09 0.10 0.12 0.12 0.15
Net gains (losses) on securities (both realized and
unrealized) 0.98 (3.58) 3.85 1.66 2.74 0.14
Total from investment operations 1.05 (3.49) 3.95 1.78 2.86 0.29
Less distributions
Dividends (from net investment income) – (0.13) (0.08) (0.11) (0.15) (0.17)
Distributions (from capital gains) – (1.76) – (0.55) (1.04) (1.27)
Total distributions – (1.89) (0.08) (0.66) (1.19) (1.44)
Net asset value at end of period $19.16 $18.11 $23.49 $19.62 $18.50 $16.83
Total Return
B
5.74% (16.31)% 20.16% 9.86% 18.82% 1.63%
Ratios / supplemental data
Net assets ($000), end of period $35,888 $33,029 $46,560 $51,141 $67,390 $41,688
Ratio of expenses to average net assets
Before custodian fee credits
C
1.14% 1.28% 0.93% 0.83% 1.07% 1.05%
After  custodian fee credits
C
1.13% 1.27% 0.92% 0.82% 1.06% 1.04%
Ratio of net investment income after to average net assets
C
0.73% 0.48% 0.46% 0.70% 0.62% 0.89%
Portfolio turnover rate
B
6% 33% 22% 16% 6% 2%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $18.15 $23.55 $19.67 $18.55 $16.87 $18.00
Income from investment operations
Net investment income
A
0.09 0.13 0.15 0.15 0.19 0.19
Net gains (losses) on securities (both realized and
unrealized) 0.99 (3.59) 3.85 1.67 2.72 0.14
Total from investment operations 1.08 (3.46) 4.00 1.82 2.91 0.33
Less distributions
Dividends (from net investment income) – (0.18) (0.12) (0.15) (0.19) (0.19)
Distributions (from capital gains) – (1.76) – (0.55) (1.04) (1.27)
Total distributions – (1.94) (0.12) (0.70) (1.23) (1.46)
Net asset value at end of period $19.23 $18.15 $23.55 $19.67 $18.55 $16.87
Total Return
B
5.89% (16.17)% 20.42% 10.09% 19.14% 1.83%
Ratios / supplemental data
Net assets ($000), end of period $24,959 $23,812 $28,929 $26,921 $30,963 $20,692
Ratio of expenses to average net assets
Before custodian fee credits
C
0.91% 1.04% 0.72% 0.63% 0.85% 0.84%
After  custodian fee credits
C
0.90% 1.03% 0.71% 0.63% 0.84% 0.82%
Ratio of net investment income after to average net assets
C
0.97% 0.72% 0.68% 0.87% 0.91% 1.13%
Portfolio turnover rate
B
6% 33% 22% 16% 6% 2%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Notes To Financial Statements

May 31, 2023
Semi-Annual
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
Nine portfolio series have been created to date: Sextant Short-
Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund,
Sextant Global High Income Fund, Sextant Growth Fund, Sextant
International Fund (each, a “Fund”, and collectively, the “Funds”),
Idaho Tax- Exempt Fund, Saturna Sustainable Equity Fund, and
Saturna Sustainable Bond Fund. Idaho Tax-Exempt Fund, Saturna
Sustainable Equity Fund, and Saturna Sustainable Bond Fund are
offered through separate prospectuses, the results of which are contained in separate reports.
Sextant Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Sextant Growth
Fund Z Shares began operations June 2, 2017.
Sextant International Investor Shares began operations September
28, 1995 and Sextant International Fund Z Shares began operations on June 2, 2017. Sextant Short-Term Bond began operations
September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Sextant Core
Fund commenced operations March 30, 2007. Sextant Global High
Income Fund commenced operations March 30, 2012.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Growth , International, Core, Short-Term Bond, Bond Income, and
Global High Income Funds : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Growth and Core Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
International , Core , Short-Term Bond , Bond Income , and Global
High Income Funds : Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Short-Term Bond, Bond Income , Global High Income , and
Core Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
47
Global High Income Fund : Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Note 2 – Unaudited Information
The information in this interim report has not been subjected to independent audit.
Note 3 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good by the adviser (Saturna
Capital) as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the adviser, whom the Board of Trustees has designated subject to the Board of Trustee’s oversight.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’
shares are not priced or traded on days the New York Stock
Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $6,398,203 $– $6,398,203
Government Bonds
1
$– $4,172,831 $– $4,172,831
Total Assets $– $10,571,034 $– $10,571,034
Bond Income Fund
Corporate Bonds
1
$– $6,384,354 $– $6,384,354
Government Bonds
1
$– $2,592,134 $– $2,592,134
Note 1 – Organization
(continued)

Notes To Financial Statements
(continued)

May 31, 2023
Semi-Annual
Total Assets $– $8,976,488 $– $8,976,488
Core Fund
Common Stock
Communications $577,900 $– $– $577,900
Consumer Discretionary $1,293,036 $– $– $1,293,036
Consumer Staples $582,808 $– $– $582,808
Energy $925,810 $– $– $925,810
Financials $690,245 $– $– $690,245
Health Care $1,727,221 $– $– $1,727,221
Industrials $1,744,769 $– $– $1,744,769
Materials $848,308 $– $– $848,308
Technology $1,787,358 $80,853 $– $1,868,211
Utilities $436,704 $– $– $436,704
Total Common Stock $10,614,159 $80,853 $– $10,695,012
Corporate Bonds
1
$– $4,280,894 $– $4,280,894
Government Bonds
1
$– $3,393,063 $– $3,393,063
Municipals Bonds
1
$– $109,707 $– $109,707
Total Assets $10,614,159 $7,864,517 $– $18,478,676
Global High Income Fund
Common Stock
Communications $581,306 $204,868 $– $786,174
Consumer Discretionary $– $187,430 $– $187,430
Energy $400,480 $– $– $400,480
Financials $131,925 $261,665 $– $393,590
Health Care $375,025 $– $– $375,025
Materials $879,190 $211,019 $– $1,090,209
Technology $248,350 $211,727 $– $460,077
Total Common Stock $2,616,276 $1,076,709 $– $3,692,985
Corporate Bonds
1
$– $2,625,411 $– $2,625,411
Government Bonds
1
$– $1,690,285 $– $1,690,285
Municipals Bonds
1
$– $50,200 $– $50,200
Total Assets $2,616,276 $5,442,605 $– $8,058,881
Growth Fund
Common Stock
1
$56,845,275 $– $– $56,845,275
Total Assets $56,845,275 $– $– $56,845,275
International Fund
Common Stock
Communications $1,479,660 $– $– $1,479,660
Consumer Discretionary $4,959,290 $1,220,686 $– $6,179,976
Consumer Staples $– $3,120,694 $– $3,120,694
Health Care $9,834,554 $– $– $9,834,554
Industrials $2,006,800 $1,936,623 $– $3,943,423
Materials $6,982,150 $656,745 $– $7,638,895
Technology $16,850,397 $6,131,483 $– $22,981,880
Utilities $– $1,216,167 $– $1,216,167
Total Common Stock $42,112,851 $14,282,398 $– $56,395,249
Government Bonds
1
$– $1,997,957 $– $1,997,957
Total Assets $42,112,851 $16,280,355 $– $58,393,206
1
See the Schedule of Investments for additional details.
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
49
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The table on pages 47 and 48 is a summary of the inputs used as of
May 31, 2023 , in valuing the Funds’ investments carried at fair value.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds'
in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the period ended May 31, 2023 , only the Growth, International, and Core Fund participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2019 − 2021) or expected to be taken in the Funds’ 2022 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2022 , and have no effect on net assets or NAV per share.
Short-Term Bond
Fund Core Fund
Distributable earnings
$53 $(211,414)
Paid-in Capital
$(53) $211,414
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2023
Semi-Annual
These reclassifications were primarily due to redemptions in kind and operating losses
The Bond Income and Global High Income Funds had no
reclassification of capital accounts.
Distributions to shareowners:
For the Sextant Short-Term Bond Fund and Sextant Bond Income
Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
For the Sextant Core Fund , Sextant Global High Income Fund ,
Sextant Growth Fund and Sextant International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risks
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilize LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the fund.
Recent Accounting Pronouncement:
In December 2020, the SEC adopted a new rule providing a
framework for fund valuation practices (“Rule 2a-5). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule
2a-5 also defines when market quotations are “readily available”
for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule
2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.
Note 4 – Transactions with Affiliated Persons
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below
Prior to January 10, 2023 (February 6, 2023 for the Sextant
International Fund), the base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.
For each month in which the Fund’s total investment return
(change in net asset value plus all distributions reinvested)
for the one year period through that month outperforms
or underperforms the total return of a specified index for
that period by 1% or more but less than 2%, the Base Fee is
increased or decreased by the annual rate of 0.10% of the
Growth Fund International Fund
Distributable earnings
$(1,976,404) $(3,382,036)
Paid-in Capital
$1,976,404 $3,382,036
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
51
Fund’s average daily net assets for the preceding year.
If the outperformance or underperformance is 2% or more,
then the adjustment is at the annual rate of 0.20%.
For the fiscal period ended May 31, 2023 , due to the performance adjustment that was in effect before March 31, 2023 the Advisory
Fee amounts charged or reduced in addition to the Base Fee were as follows:
Effective March 31, 2023, each Fund pays Saturna Capital an
advisory and administrative fee at an annual rate of 0.50% of average daily net assets of the Fund.
The adviser has undertaken to limit expenses through March 31,
2024 of Sextant Short-Term Bond Fund to 0.60%, Sextant Bond
Income Fund to 0.65% and Sextant Global High Income to 0.75%.
For the period ended May 31, 2023 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the period ended May 31, 2023 , Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond
Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Sextant Growth Investor Shares and Sextant International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital and vice president of
Saturna Trust Company. Ms. Carten is not compensated by the Trust.
For the fiscal period ended May 31, 2023 , the Saturna Investment
Trust incurred $40,726 of total expenses for the independent
Trustee’s compensation and Trust board meetings. The Sextant
Funds incurred $30,902 of these total expenses.
On May 31, 2023 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2023 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Base Fees
Performance
Fee Adviser Fee
600
Short-Term Bond Fund $29,086 $2,003 $31,089
650
Bond Income Fund $24,407 $6,970 $31,377
700
Core Fund $49,372 $9,301 $58,673
750
Global High Income Fund $23,170 $4,603 $27,773
800
Growth Fund $135,511 $23,847 $159,358
850
International Fund $146,907 $39,020 $185,926
Adviser Fees
Advisory Fees
Waived
600
Short-Term Bond Fund $31,089
$(23,083)
650
Bond Income Fund $31,377
$(24,381)
700
Core Fund $58,673
n/a
750
Global High Income Fund $27,773
$(19,239)
800
Growth Fund $159,358
n/a
850
International Fund $185,926
n/a
Distribution (12b-1) fees
600
Short-Term Bond Fund n/a
650
Bond Income Fund n/a
700
Core Fund n/a
750
Global High Income Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $5,910
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $42,639
Retirement plan custodial fees
600
Short-Term Bond Fund (STBFX) $1,886
650
Bond Income Fund (SBIFX) $1,580
700
Core Fund (SCORX) $2,172
750
Global High Income Fund (SGHIX) $1,376
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $5,035
1,125
International Fund Investor Shares (SSIFX) $10
1,150
International Fund Z Shares (SIFZX) $3,429
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund(STBFX) 47.79%
650
Bond Income Fund(SBIFX) 30.87%
700
Core Fund(SCORX) 28.84%
750
Global High Income Fund(SGHIX) 55.68%
800
Growth Fund(SGZFX and SSGFX) 19.99%
850
International Fund(SIFZX and SSIFX) 29.77%
Chief Compliance Officer
600
Short-Term Bond Fund $1,259
650
Bond Income Fund $1,148
700
Core Fund $2,110
750
Global High Income Fund $1,020
800
Growth Fund $6,282
850
International Fund $6,076
Note 4 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

May 31, 2023
Semi-Annual
Note 5 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2023 , and the year ended November 30, 2022 , were as follows:
Note 6 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2023 , were as follows:
As of November 30, 2022 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2022 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Short-Term Bond Fund May 31, 2023
November 30,
2022
Ordinary Income $110,661 $147,690
Bond Income Fund May 31, 2023
November 30,
2022
Ordinary Income $140,079 $277,203
Core Fund May 31, 2023
November 30,
2022
Ordinary Income $250,849 $288,518
Long-term capital gain
1
$31,225 $307,946
Global High Income Fund May 31, 2023
November 30,
2022
Ordinary Income $305,551 $182,768
Growth Fund May 31, 2023
November 30,
2022
Ordinary Income $– $1,801,284
Long-term capital gain
1
$1,301,342 $4,078,840
International Fund May 31, 2023
November 30,
2022
Ordinary Income $– $475,898
Long-term capital gain
1
$– $5,599,189
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Short-Term Bond
Fund
Bond Income
Fund
Cost of investments $10,938,014 $10,360,144
Gross tax unrealized appreciation $3,448 $8,751
Gross tax unrealized depreciation $(370,428) $(1,392,407)
Net tax unrealized depreciation $(366,980) $(1,383,656)
Core Fund
Global High
Income Fund
Cost of investments $14,960,723 $8,780,355
Gross tax unrealized appreciation $4,143,604 $498,698
Gross tax unrealized depreciation $(625,651) $(1,220,172)
Net tax unrealized appreciation
(depreciation) $3,517,953 $(721,474)
Growth Fund
International
Fund
Cost of investments $24,970,360 $32,174,093
Gross tax unrealized appreciation $32,854,300 $27,080,832
Gross tax unrealized depreciation $(979,385) $(861,719)
Net tax unrealized appreciation $31,874,915 $26,219,113
Short-Term Bond Fund
Undistributed ordinary income $3,474
Accumulated capital and other losses $(91,914)
Tax accumulated earnings $(88,440)
Unrealized Depreciation $(518,654)
Total accumulated earnings $(607,094)
Bond Income Fund
Undistributed ordinary income $1,630
Accumulated capital and other losses $(15,924)
Tax accumulated earnings $(14,294)
Unrealized Depreciation $(1,475,773)
Total accumulated earnings $(1,490,067)
Core Fund
Undistributed ordinary income $239,213
Accumulated capital gains $29,953
Tax accumulated earnings $269,166
Unrealized Appreciation $3,881,165
Other unrealized gains $7
Total accumulated earnings $4,150,338
Global High Income Fund
Undistributed ordinary income $294,292
Accumulated capital and other losses $(3,036)
Tax accumulated earnings $291,256
Unrealized Depreciation $(570,820)
Other unrealized gains $88
Total accumulated earnings $(279,476)
Growth Fund
Undistributed ordinary income $15
Accumulated capital gains $1,300,038
Tax accumulated earnings $1,300,053
Unrealized Appreciation $28,751,962
Total accumulated earnings $30,052,015
International Fund
Accumulated capital and other losses $(142,690)
Tax accumulated earnings $(142,690)
Unrealized Appreciation $22,984,563
Other unrealized gains $427
Total accumulated earnings $22,842,300
Short-Term Bond
Fund
Bond Income
Fund
Short term loss carryforward $35,693 $–
Long term loss carryforward $56,221 $15,924
Total Capital loss carryforward $91,914 $15,924
Global High
Income Fund International Fund
Short term loss carryforward $3,036 $142,690
Total Capital loss carryforward $3,036 $142,690

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
53
Note 7 – Investments
Investment transactions other than short-term investments and redemptions in-kind for the period ended May 31, 2023 , were as follows:
Redemptions in-kind for the fiscal period ended May 31, 2023 , were as follows:
Note 8 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2023 , such reductions were as follows:
Note 9 – COVID-19 Pandemic
The COVID-19 pandemic has adversely impacted global commercial activity and contributed to significant volatility in global equity and debt markets. The pandemic disrupted supply chains and
economic activity. The duration of the pandemic’s effects remain uncertain and difficult to assess. The effects of the pandemic may adversely impact the Funds' performance and its ability to achieve its investment objective.
Note 10 – Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Purchases Sales
600
Short-Term Bond Fund $1,033,916 $1,669,262
650
Bond Income Fund $– $–
700
Core Fund $1,631,617 $717,715
750
Global High Income Fund $1,394,594 $678,285
800
Growth Fund $3,082,560 $1,907,908
850
International Fund $4,605,936 $3,177,659
Purchases Sales
700
Core Fund $– $155,395
800
Growth Fund $– $681,447
850
International Fund $– $676,432
Custodian Fee Credits
600
Short-Term Bond Fund $232
650
Bond Income Fund $193
700
Core Fund $402
750
Global High Income Fund $329
800
Growth Fund $1,083
850
International Fund $2,617

Expenses

May 31, 2023
Semi-Annual
All mutual funds have operating expenses. As a Sextant Fund
shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Sextant Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023 ).
Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about
hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months)
and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than
Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the
Sextant Funds), and charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or exchange fees
(note that the Sextant Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of December 1, 2022, through May 31, 2023 ), multiplied by the average account value over the period, multiplied by 182/365 to reflect the semi-annual period.
Beginning Account Value
[December 1, 2022]
Ending Account Value
[May 31, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
600
Short-Term Bond Fund $1,000.00 $1,015.90 $3.02 0.60%
625
Hypothetical (5% return before expenses) $1,000.00 $1,021.94 $3.02 0.60%
650
Bond Income Fund $1,000.00 $1,021.40 $3.28 0.65%
725
Hypothetical (5% return before expenses) $1,000.00 $1,021.69 $3.28 0.65%
700
Core Fund $1,000.00 $1,001.20 $4.71 0.94%
825
Hypothetical (5% return before expenses) $1,000.00 $1,020.23 $4.75 0.94%
750
Global High Income Fund $1,000.00 $1,008.30 $3.75 0.75%
925
Hypothetical (5% return before expenses) $1,000.00 $1,021.20 $3.77 0.75%
1,125
International Fund Investor Shares $1,000.00 $1,057.40 $5.81 1.13%
1,125
Hypothetical (5% return before expenses) $1,000.00 $1,019.29 $5.70 1.13%
1,150
International Fund Z Shares $1,000.00 $1,058.90 $4.63 0.90%
1,150
Hypothetical (5% return before expenses) $1,000.00 $1,020.43 $4.55 0.90%
1,025
Growth Fund Investor Shares $1,000.00 $1,068.40 $5.74 1.11%
1,025
Hypothetical (5% return before expenses) $1,000.00 $1,019.39 $5.60 1.11%
1,050
Growth Fund Z Shares $1,000.00 $1,070.10 $4.53 0.88%
1,050
Hypothetical (5% return before expenses) $1,000.00 $1,020.55 $4.42 0.88%

May 31, 2023
Semi-Annual

Availability of Quarterly Portfolio Information
(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, this information was filed on Form N-Q.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.sextantfunds.com.
(3) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.
sextantfunds.com.
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-800-728-8762; (b) on the Funds’ website at www.
sextantfunds.com; and (c) on the SEC’s website at www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’
website at www.sextantfunds.com; and (c) on the SEC’s website at www.sec. gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Funds’
prospectus, each annual and semi-annual report, and proxy
statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you individual copies 30 days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at
Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you a single copy with subsequent report mailings.
Statement Regarding Liquidity Risk
Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity
Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareowners.
Pursuant to the Liquidity Rule, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by Saturna Capital’s Liquidity Risk Committee, and the
Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
At a meeting of the Board held on December 12, 2022, the Trustees received a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation. It was reported to the Board that the assessment found that the Program was adequately designed and effective in achieving its objectives.
Further, that review of the Program’s implementation evidenced substantial compliance with relevant policies and procedures.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

Performance Summary
2
May 31, 2023
Semi-Annual
As of May 31, 2023
As of June 30, 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.saturnasustainable.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.
A note about risk: Please see the Notes to Financial Statements beginning on page 20 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
The Saturna Sustainable Funds limit the securities they purchase to those consistent with sustainable principles. This limits opportunities and may affect performance.
1
By regulation, expense ratios shown in these tables are as stated
in the Funds’ most recent Prospectus, dated March 30, 2022, and incorporate results for the fiscal year ended November 30, 2021. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds’ most recent fiscal period. Saturna Capital, the Funds’ adviser, has agreed to limit expenses of the Sustainable Equity Fund at 0.75% and actual expenses of the Sustainable Bond Fund at 0.65% through March 31, 2024.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
1,225
Sustainable Equity ( SEEFX ) -0.09% 5.52% 6.79% n/a n/a 0.93%
1,325
Sustainable Bond ( SEBFX ) -0.87% -1.02% 0.52% n/a n/a 0.74%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
1,225
Sustainable Equity ( SEEFX ) 13.45% 5.72% 7.82% n/a n/a 0.93%
1,325
Sustainable Bond ( SEBFX ) 2.97% -0.84% 0.89% n/a n/a 0.74%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Saturna Sustainable Funds in a prospectus or summary prospectus, ask your financial adviser, visit www.saturnasustainable.com, or call toll-free 1-800-728-8762. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
July 26, 2023
May 31, 2023
Semi-Annual
3
During the six-months ended May 31, 2023, securities markets ranged between slight increases in the fixed income market to moderate single-digit percentage escalations in equity markets. The S&P 500 Index climbed 3.33%, while the S&P Global 1200 Index rose
4.11%. Saturna Sustainable Equity Fund trailed, posting a gain of 3.14% for the same period.
Bond markets rebounded slightly from the previous fiscal period, with the FTSE WorldBIG
Bond Index gaining 1.90% and the broader MSCI All Country World Index rising 3.74%. For the same period, Saturna Sustainable Bond returned 2.32%, outperforming its benchmark the FTSE WorldBIG Bond Index by 36 basis points (bps).
Saturna Sustainable Bond Fund outperformed the benchmark by 356 bps, posting a return of -0.87% against the FTSE WorldBIG Bond Index fall to -4.43% during the trailing 12-months ended May 31, 2023. The Saturna Sustainable Bond Fund’s outperformance relative to the benchmark can be attributed to differing currency weightings that emphasized exposure to developed economies.
The underperformance of the Saturna Sustainable Equity Fund can be attributed to a combination of factors, with the primary one being the Fund’s conservative approach in response to market conditions. In the face of numerous forecasts calling for a recession that has yet to materialize, we opted to adopt a cautious stance, favoring capital preservation over aggressive investment strategies.
While prudence is essential in uncertain times, this approach caused the Fund to miss out on potential growth opportunities during this period of market strength. The reluctance to take on higher levels of risk led to a lack of exposure to the highest performing names, resulting in subdued returns compared to more risk-tolerant funds. We strive to balance risk and reward as we persistently assess the markets for new opportunities which match our risk appetite. The Saturna Sustainable Funds take pride in supporting investors with an innovative approach to sustainable investing and a collection of thought-provoking white papers, practice management tools, and impact reports.
As of June 30, 2023, Saturna Sustainable Equity ranked in the 7th percentile (among 7,907 in the Global Equity Large Cap category) for sustainability and earned a "High" 5 Globe rating, and Saturna Sustainable Bond ranked in the 9th percentile (among 2016 funds in the
Global Fixed Income category) and earned an “Above Average” 4 Globe rating. See page 5 for further details.
Going Forward
What is the likely long-term environment as we emerge from the current period of disruption – what do things look like on the other side? Two theses are competing.
The first notion expects that we return to a period resembling the decade following the Global Financial Crisis (GFC) with anemic growth, low inflation, and low interest rates. Presumably such an easy money environment would support renewed asset price inflation with housing and stocks once again off to the races, the latter focusing on growth opportunities whether immediate or in the future. Elements contributing to this outlook include the deflationary effect of an aging demographic, stagnant to falling developed world populations, and continued efficiency gains from technological development

4
May 31, 2023
Semi-Annual
such as automation. Others argue that a pullback in
globalization coupled with an end to the China-driven
surge in working age population that has helped
restrain prices for much of the century will empower
workers to demand higher wages, leading companies
to increase prices, creating a cycle of embedded
inflation and implying higher interest rates. Any sign of
trouble will spur governments to act more aggressively
than they did following the GFC and follow more
closely their pandemic playbooks given the apparent
victory of Modern Monetary Theory and the absence of
Bond Market vigilantes.
While far too early to settle upon the likely outcome,
between now and then, we face the highest interest
rates in decades. Given our focus on strongly cash
generative, low debt companies, such an environment
may prove relatively beneficial for our investments.
They will not be burdened by high interest payments
and may be able to exploit difficulties faced by other,
more heavily indebted companies or take advantage
of opportunities to invest when others cannot. We
undoubtedly face more economic turmoil, but we
retain faith in the power of human resilience and
creativity.
Thank you for investing with us. Please read this report
and let us know how we can be of assistance to you in
your quest for responsible investment choices.
Respectfully,
Jane Carten MBA, Dr. Gary Goldfogel,
President Independent Board Chairman

May 31, 2023
Semi-Annual
5
Morningstar Rating
(as of June 30, 2023)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2023 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of June 30, 2023 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of May 31, 2023 . The
Morningstar Sustainability Rating
™
is intended to measure how well the issuing
companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s Morningstar category peers. The Morningstar Sustainability
Rating calculation is a two-step process. First, each fund with at least 50%
of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar Portfolio Sustainability Score
™
. The Morningstar Portfolio
Sustainability Score is an asset-weighted average of normalized company-level
ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior.
The Morningstar Sustainability Rating is then assigned to all scored funds within Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe.
A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates. Morningstar updates its Sustainability
Ratings monthly. Portfolios receive a Morningstar Portfolio Sustainability Score and
Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses
Sustainalytics’ ESG scores from the same month as the portfolio as-of date.
Saturna Sustainable Equity Fund was rated on 99% of Assets Under Management.
Saturna Sustainable Bond Fund was rated on 93% of Assets Under Management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Funds’ portfolios are actively managed and are subject to change, which may result in different Morningstar Sustainability Ratings over time.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year Overall Sustainability Rating™
B
Saturna Sustainable Equity Fund – “Global Large-Stock Blend” Category
SEEFX n/a
  
% Rank in Category 72 98 43 98 7
Number of Funds in Category 366 340 291 340 7,907
Saturna Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
  
% Rank in Category 17 11 16 11 9
Number of Funds in Category 197 190 170 190 2,016

Sustainable Equity Fund:
Performance Summary
6
May 31, 2023
Semi-Annual
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 27, 2015, to an identical amount invested in the Standard
& Poor’s Global 1200 Index, a global stock market index covering nearly 70% of the world’s equity markets. The graph shows that an investment the Fund would have risen to $16,630 versus $19,553 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Sustainable Equity Fund is capital appreciation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sustainable Equity
2
-0.09% 6.79% n/a 0.93%
S&P Global 1200 Index
2.35% 8.25% n/a n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023 as supplemented on May
22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods
.
2
Operations commenced on March 27, 2015.
Novo Nordisk ADR 4.1%
CGI Group Class A 3.2%
Nintendo ADR 3.1%
Schneider Electric ADR 3.0%
Legrand 3.0%
Wolters Kluwer 2.9%
Apple 2.7%
Tractor Supply 2.7%
Assa Abloy ADR 2.5%
Accenture, Class A 2.5%

Schedule of Investments
As of May 31, 2023
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
7
Continued on next page.
Common Stock - 91.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Entertainment Content
Walt Disney Company
2
2,600 $ 460,792 $ 228,696 United States 1.2%
Consumer Discretionary
Home Products Stores
Home Depot 1,500 279,738 425,175 United States 2.2%
Lowe's 2,400 326,722 482,712 United States 2.4%
Tractor Supply 2,500 453,570 523,975 United States 2.7%
1,060,030 1,431,862 7.3%
Other Commercial Services
Ecolab 1,500 237,915 247,575 United States 1.3%
Restaurants
Starbucks 3,213 237,202 313,717 United States 1.6%
Specialty Apparel Stores
Lululemon Athletica
2
750 233,377 248,948 United States 1.3%
TJX Companies 5,000 238,192 383,950 United States 1.9%
471,569 632,898 3.2%
2,006,716 2,626,052 13.4%
Consumer Staples
Household Products
Haleon ADR
2
11,500 84,284 92,460 United Kingdom 0.5%
L'Oreal ADR 5,400 297,824 461,322 France 2.3%
Reckitt Benckiser Group ADR 16,700 280,226 262,023 United Kingdom 1.3%
Unicharm ADR 40,500 326,015 306,180 Japan 1.6%
Unilever ADR 6,600 340,612 329,604 United Kingdom 1.7%
1,328,961 1,451,589 7.4%
Packaged Food
Danone ADR 31,200 422,528 370,656 France 1.9%
1,751,489 1,822,245 9.3%
Energy
Renewable Energy Equipment
Vestas Wind Systems 11,000 199,477 312,477 Denmark 1.6%
Financials
Consumer Finance
Mastercard, Class A 860 171,375 313,917 United States 1.6%
Paypal 2,900 674,351 179,771 United States 0.9%
845,726 493,688 2.5%
Life Insurance
Aviva ADR 45,600 416,983 451,896 United Kingdom 2.3%
P&C Insurance
Chubb 2,000 287,788 371,600 Switzerland 1.9%
1,550,497 1,317,184 6.7%
Health Care
Biotech
BioNTech SE 800 125,058 84,064 Germany 0.4%
Large Pharma
GlaxoSmithKline ADR 9,200 369,834 309,120 United Kingdom 1.6%
Johnson & Johnson 2,300 365,640 356,638 United States 1.8%

Schedule of Investments
As of May 31, 2023
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
8
May 31, 2023
Semi-Annual
Continued on next page.
Common Stock - 91.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Health Care (continued)
Large Pharma (continued)
Novartis ADR 4,300 $ 394,692 $ 413,875 Switzerland 2.1%
Novo Nordisk ADR 5,100 324,489 818,346 Denmark 4.1%
Pfizer 8,000 290,709 304,160 United States 1.6%
Roche Holding ADR 9,000 406,003 356,310 Switzerland 1.8%
2,151,367 2,558,449 13.0%
2,276,425 2,642,513 13.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 493,505 Sweden 2.5%
Legrand 6,200 520,793 586,169 France 3.0%
1,036,027 1,079,674 5.5%
Electrical Components
TE Connectivity 3,200 356,052 391,936 Switzerland 2.0%
Electrical Power Equipment
Schneider Electric ADR 17,100 424,554 589,095 France 3.0%
Siemens ADR 5,300 361,107 435,130 Germany 2.2%
785,661 1,024,225 5.2%
2,177,740 2,495,835 12.7%
Materials
Agricultural Chemicals
Corteva 3,000 180,770 160,470 United States 0.8%
Specialty Chemicals
DSM Koninklijke 1,928 255,228 202,148 Netherlands 1.0%
Johnson Matthey 21,031 690,073 451,550 United Kingdom 2.3%
Novozymes ADR 6,550 329,752 315,448 Denmark 1.6%
1,275,053 969,146 4.9%
1,455,823 1,129,616 5.7%
Technology
Application Software
Adobe
2
1,000 108,410 417,790 United States 2.1%
Dassault Systemes ADR 7,530 119,029 331,734 France 1.7%
227,439 749,524 3.8%
Communications Equipment
Apple 3,028 83,313 536,713 United States 2.7%
Consumer Electronics
Nintendo ADR 56,625 633,295 598,526 Japan 3.1%
Sony ADR 4,000 261,557 374,800 Japan 1.9%
894,852 973,326 5.0%
Electronics Components
Murata Manufacturing 4,000 203,199 233,132 Japan 1.2%
Information Services
Wolters Kluwer 5,000 371,604 569,624 Netherlands 2.9%
Infrastructure Software
Microsoft 1,438 62,724 472,225 United States 2.4%
IT Services
Accenture, Class A 1,600 275,166 489,472 Ireland 2.5%
CGI Group Class A
2
6,000 421,997 620,340 Canada 3.2%
697,163 1,109,812 5.7%

Schedule of Investments
As of May 31, 2023
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
9
Common Stock - 91.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Semiconductor Devices
NXP Semiconductors 1,800 $ 179,525 $ 322,380 Netherlands 1.6%
STMicroelectronics ADR 3,900 136,216 169,416 Switzerland 0.9%
315,741 491,796 2.5%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 1,825 69,799 179,927 Taiwan 0.9%
2,925,834 5,316,079 27.1%
Total investments $14,804,793 $17,890,697 91.1%
Other assets (net of liabilities) 1,751,359 8.9%
Total net assets $19,642,056 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
ADR: American Depositary Receipt

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2023
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $14,804,793) $ 17,890,697
Cash 1,699,322
Dividends receivable 79,651
Prepaid expenses 4,259
Receivable for Fund shares sold 3,134
Total assets 19,677,063
Liabilities
Payable for Fund shares redeemed 18,892
Accrued audit expenses 6,679
Accrued advisory fees 4,663
Accrued retirement plan custody fee 1,398
Accrued trustee expenses 1,060
Accrued Chief Compliance Officer expenses 730
Accrued legal expenses 267
Accrued other operating expenses 1,318
Total liabilities 35,007
Net assets $19,642,056
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $16,836,556
Total distributable earnings 2,805,500
Net assets applicable to Fund shares outstanding $19,642,056
Fund shares outstanding 1,240,587
Net asset value, offering, and redemption price per
share $15.83
Period ended May 31, 2023
Investment income
Dividend Income (Net of foreign tax of $24,866) $ 194,101
Total investment income 194,101
Expenses
Investment adviser fees 63,735
Filing and registration fees 20,841
Audit fees 6,494
Trustee fees 3,887
Legal fees 3,168
Chief Compliance Officer expenses 2,283
Retirement plan custodial fees 1,965
Custodian fees 745
Other operating expenses 2,187
Total gross expenses 105,305
Less adviser fees waived (31,019)
Less custodian fee credits (745)
Net expenses 73,541
Net investment income $120,560
Net realized loss from investments and foreign
currency $(216,678)
Net Increase in unrealized appreciation on investments
and foreign currency 703,114
Net gain on investments 486,436
Net increase in net assets resulting from operations $606,996

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
11
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Decrease in net assets from operations
From operations
Net investment income $120,560 $178,066
Net realized gain (loss) on investments and foreign currency (216,678) 147,255
Net increase (decrease) in unrealized appreciation on investments and foreign currency 703,114 (4,324,755)
Net increase (decrease) in net assets 606,996 (3,999,434)
Distributions to shareowners from
Net dividend and distribution to shareholders (177,043) (164,336)
Capital share transactions
Proceeds from the sale of shares 1,261,024 2,792,479
Value of shares issued in reinvestment of dividends and distributions 176,949 163,667
Cost of shares redeemed (2,008,149) (4,385,092)
Total capital shares transactions (570,176) (1,428,946)
Total decrease in net assets (140,223) (5,592,716)
Net assets
Beginning of period 19,782,279 25,374,995
End of period $19,642,056 $19,782,279
Shares of the Fund sold and redeemed
Sustainable Equity (SEEFX)
Number of shares sold 79,908 168,148
Number of shares issued in reinvestment of dividends and distributions 11,688 8,692
Number of shares redeemed (128,127) (267,640)
Net decrease in number of shares outstanding (36,531) (90,800)
– –

Sustainable Equity Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
12
May 31, 2023
Semi-Annual
tin
Sustainable Equity (SEEFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $15.49 $18.55 $16.72 $13.58 $11.51 $11.44
Income from investment operations
Net investment income 0.09 0.14 0.13 0.10 0.09 0.09
Net gains (losses) on securities (both realized and
unrealized) 0.39 (3.08) 1.76 3.11 2.08 0.07
Total from investment operations 0.48 (2.94) 1.89 3.21 2.17 0.16
Less distributions
Dividends (from net investment income) (0.14) (0.12) (0.06) (0.07) (0.10) (0.09)
Total distributions (0.14) (0.12) (0.06) (0.07) (0.10) (0.09)
Net asset value at end of period $15.83 $15.49 $18.55 $16.72 $13.58 $11.51
Total Return
A
3.14% (15.96)% 11.32% 23.74% 19.04% 1.39%
Ratios / supplemental data
Net assets ($000), end of period $19,642 $19,782 $25,375 $16,834 $8,185 $5,658
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits
B
1.07% 0.93% 0.85% 0.78% 1.81% 1.27%
After advisory fees waiver
B
0.76% 0.76% 0.76% 0.75% 0.78% 0.76%
After advisory fees waiver and  custodian fee credits
B
0.75% 0.75% 0.76% 0.75% 0.75% 0.75%
Ratio of net investment income after advisory fees waiver and custodian fee credits to average net assets
B
1.23% 0.84% 0.71% 0.61% 0.80% 0.82%
Portfolio turnover rate
A
1% 9% 8% 13% 13% 8%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

May 31, 2023
Semi-Annual
13
Sustainable Bond Fund:
Performance Summary
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested the
Fund on March 27, 2015, to an identical amount invested in the FTSE WorldBIG
Bond Index, a multi-asset, multi-currency benchmark, which provides a broad-
based measure of the global fixed-income markets. The graph shows that an investment in the Fund would have risen to $10,760 versus $10,002 in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Sustainable Bond Fund are current income and capital preservation.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Sustainable Bond
2
-0.87% 0.52% n/a 0.74%
FTSE WorldBIG Bond Index
-4.43% -1.34% n/a n/a
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 31, 2023 as supplemented on May 22,
2023 and July 10, 2023 , and incorporates results for the fiscal year ended November 30, 2022, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.65%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.
2
Operations commenced on March 27, 2015.
Canadian Imperial Bank (4.375% due 10/28/2025) 4.8%
Asian Development Bank (6.000% due 02/5/2026) 4.6%
Inter-American Devel BK (7.500% due 12/5/2024) 4.5%
Int'l Bk Recon & Develop (4.250% due 01/22/2026) 4.2%
Commonwealth Bank Australia (Quarterly BBSW plus
0.41%) (4.106% due 12/23/2026) 4.0%
United States Treasury Note (3.250% due 05/15/2042) 3.8%
Microsoft (5.300% due 02/8/2041) 3.7%
Munich RE (1.000% due 05/26/2042) 3.6%
Nokia OYJ (2.375% due 05/15/2025) 3.5%
Koninklijke Philips (7.125% due 05/15/2025) 3.4%

Schedule of Investments
As of May 31, 2023
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
14
May 31, 2023
Semi-Annual
Continued on next page.
Corporate Bonds - 57.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Italia
2
5.303% due 05/30/2024 $ 500,000 $ 487,752 Italy 1.6%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 250,000 234,611 United States 0.8%
Consumer Staples
Coty
3
4.750% due 04/15/2026 EUR 500,000 518,646 United States 1.8%
Coty
2
5.000% due 04/15/2026 250,000 240,087 United States 0.8%
MAF Global Securities
3,4,5
7.875% due PERP 500,000 504,250 United Arab Emirates 1.7%
1,262,983 4.3%
Financials
Aust & NZ Banking Group
2
4.500% due 03/19/2024 500,000 493,190 Australia 1.7%
AXA
3,6
5.125% due 01/17/2027 750,000 726,591 France 2.5%
Bank of Montreal 3.300% due 02/05/2024 500,000 491,884 Canada 1.7%
Bank of New Zealand
3
3.648% due 11/16/2023 NZD 500,000 298,104 New Zealand 1.0%
Canadian Imperial Bank
7
4.375% due 10/28/2080 CAD 2,100,000 1,423,528 Canada 4.8%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
8
4.106% due 12/23/2026 AUD 1,850,000 1,186,107 Australia 4.0%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 520,735 Korea 1.8%
First Abu Dhabi Bank PJSC
3
5.125% due 10/13/2027 500,000 508,507 United Arab Emirates 1.7%
MAF Sukuk
3
4.638% due 05/14/2029 800,000 788,677 United Arab Emirates 2.7%
Munich RE
3,9
1.000% due 05/26/2042 EUR 1,400,000 1,069,800 Germany 3.6%
Prologis 1.250% due 10/15/2030 200,000 155,685 United States 0.5%
Toronto-Dominion Bank
3
1.128% due 12/09/2025 CAD 500,000 334,151 Canada 1.2%
Women's Livelihood Bond Asset II B
2
3.950% due 12/10/2024 600,000 567,518 Singapore 1.9%
Women's Livelihood Bond Asset II C
2
3.900% due 12/23/2025 500,000 479,731 Singapore 1.6%
9,044,208 30.7%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,014,388 Netherlands 3.4%
Novartis Capital 3.000% due 11/20/2025 250,000 241,655 Switzerland 0.8%
Roche
2
2.625% due 05/15/2026 200,000 190,307 Switzerland 0.7%
1,446,350 4.9%
Industrials
Odfjell SE (Quarterly NIBOR plus 5.75%)
3,8
9.090% due 01/21/2025 NOK 6,000,000 556,747 Norway 1.9%
Materials
Stora Enso OYJ
3
7.250% due 04/15/2036 300,000 312,966 Finland 1.1%
Stora Enso OYJ
2
7.250% due 04/15/2036 200,000 208,644 Finland 0.7%
521,610 1.8%
Technology
Koninklijke KPN 8.375% due 10/01/2030 250,000 291,774 Netherlands 1.0%
Microsoft 5.300% due 02/08/2041 1,000,000 1,097,227 United States 3.7%
Nokia OYJ
3
2.375% due 05/15/2025 EUR 1,000,000 1,040,311 Finland 3.5%
RELX 4.000% due 03/18/2029 400,000 384,222 United Kingdom 1.3%
2,813,534 9.5%
Utilities
Tabreed Sukuk
3
5.500% due 10/31/2025 250,000 252,389 United Arab Emirates 0.8%
United Utilities 6.875% due 08/15/2028 185,000 203,118 United Kingdom 0.7%
455,507 1.5%
Total Corporate Bonds (Cost $18,017,140) $16,823,302 57.0%

Schedule of Investments
As of May 31, 2023
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
15
Continued on next page.
Government Bonds - 33.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government Bonds
Asian Development Bank 6.000% due 02/05/2026 BRL $ 7,500,000 $ 1,355,479 Philippines 4.6%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 2,000,000 364,023 United Kingdom 1.2%
European Investment Bank
3
4.500% due 02/16/2028 MXN 10,000,000 468,201 Luxembourg 1.6%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 25,000,000 1,336,282 United States 4.5%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 25,000,000 1,230,426 Germany 4.2%
New Zealand Government 4.250% due 05/15/2034 NZD 1,000,000 597,966 New Zealand 2.0%
Ontario 2.650% due 02/05/2025 CAD 500,000 357,284 Canada 1.2%
Perusahaan Penerbit SBSN
3
3.550% due 06/09/2051 1,000,000 757,964 Indonesia 2.6%
Republic of Chile 4.340% due 03/07/2042 500,000 440,039 Chile 1.5%
United Kingdom Gilt
3
0.875% due 07/31/2033 GBP 500,000 453,428 United Kingdom 1.5%
United Kingdom Gilt
3
1.500% due 07/31/2053 GBP 1,000,000 636,713 United Kingdom 2.2%
7,997,805 27.1%
Government Sponsored
Federal Home Loan Bank 1.650% due 10/06/2031 500,000 400,131 United States 1.4%
United States Treasury Notes
United States Treasury Note 3.250% due 05/15/2042 1,250,000 1,121,289 United States 3.8%
United States Treasury Note 2.875% due 05/15/2052 500,000 412,715 United States 1.4%
1,534,004 5.2%
Total Government Bonds (Cost $10,203,378) $9,931,940 33.7%
Municipals Bonds - 5.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
New York City NY Hsg Dev Corp
10
1.880% due 05/01/2062 1,000,000 1,000,000 United States 3.4%
Sheridan Co Redev Agy Incr Revenue
10
3.900% due 12/01/2029 500,000 500,000 United States 1.7%
Total Municipals Bonds (Cost $1,500,000) $1,500,000 5.1%
Total investments (Cost $29,720,518) $28,255,242 95.8%
Other assets (net of liabilities) 1,234,220 4.2%
Total net assets $29,489,462 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At May 31, 2023, the aggregate value of these securities was $2,667,229 representing 9.0% of net assets.
3
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2023, the aggregate value of these securities was $9,227,445 representing 31.4% of net assets.
4
Security is perpetual in nature with no stated maturity date.
5
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
6
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at May 31, 2023.
7
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at May 31, 2023.
8
Variable rate security. The interest rate represents the rate in effect at May 31, 2023 and resets periodically based on the parenthetically disclosed reference rate and spread.
9
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at May 31, 2023.
10
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
AUD : Australia Dollar
BRL : Brazil Real
CAD : Canada Dollar
EUR : Euro Dollar
GBP : United Kingdom Pound
MXN : Mexico Nuevo Peso
NOK : Norway Krone
NZD : New Zealand Dollar

Schedule of Investments
As of May 31, 2023
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
16
May 31, 2023
Semi-Annual

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
17
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $29,720,518) $ 28,255,242
Cash 832,288
Interest receivable 305,676
Receivable for Fund shares sold 114,901
Dividends receivable 8,671
Prepaid expenses 5,153
Total assets 29,521,931
Liabilities
Payable for Fund shares redeemed 17,263
Accrued advisory fees 6,254
Accrued trustee expenses 1,810
Accrued audit expenses 1,632
Accrued Chief Compliance Officer expenses 807
Accrued retirement plan custody fee 703
Accrued legal expenses 209
Accrued other operating expenses 434
Accrued printing fees 3,357
Total liabilities 32,469
Net assets $29,489,462
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $31,928,662
Total distributable earnings (2,439,200)
Net assets applicable to Fund shares outstanding $29,489,462
Fund shares outstanding 3,217,595
Net asset value, offering, and redemption price per
share $9.17
Period ended May 31, 2023
Investment income
Interest income $ 580,200
Total investment income 580,200
Expenses
Investment adviser fees 78,809
Filing and registration fees 21,365
Audit fees 9,221
Legal fees 5,218
Custodian fees 4,121
Trustee fees 3,436
Chief Compliance Officer expenses 3,229
Retirement plan custodial fees 926
Other operating expenses 2,388
Total gross expenses 128,713
Less adviser fees waived (31,454)
Less custodian fee credits (4,121)
Net expenses 93,138
Net investment income $487,062
Net realized loss from investments and foreign
currency $(344,339)
Net increase in unrealized depreciation on investments
and foreign currency 495,774
Net gain on investments 151,435
Net increase in net assets resulting from operations $638,497

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
18
May 31, 2023
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Increase in net assets from operations
From operations
Net investment income $487,062 $693,860
Net realized loss on investments and foreign currency (344,339) (1,581,895)
Net increase (decrease) in unrealized appreciation on investments and foreign currency 495,774 (1,620,632)
Net increase (decrease) in net assets 638,497 (2,508,667)
Distributions to shareowners from
Net dividend and distribution to shareholders (183,663) (610,282)
Capital share transactions
Proceeds from the sale of shares 4,293,771 11,780,938
Value of shares issued in reinvestment of dividends and distributions 182,968 610,114
Cost of shares redeemed (4,147,213) (6,614,809)
Total capital shares transactions 329,526 5,776,243
Total increase in net assets 784,360 2,657,294
Net assets
Beginning of period 28,705,102 26,047,808
End of period $29,489,462 $28,705,102
Shares of the Fund sold and redeemed
Sustainable Bond (SEBFX)
Number of shares sold 469,426 1,247,651
Number of shares issued in reinvestment of dividends and distributions 20,330 62,130
Number of shares redeemed (455,680) (726,101)
Net increase in number of shares outstanding 34,076 583,680
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
19
tin
Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $9.02 $10.02 $10.25 $9.70 $9.39 $9.87
Income from investment operations
Net investment income 0.16 0.22 0.20 0.23 0.28 0.26
Net gains (losses) on securities (both realized and
unrealized) 0.05 (0.98) (0.42) 0.42 0.29 (0.48)
Total from investment operations 0.21 (0.76) (0.22) 0.65 0.57 (0.22)
Less distributions
Dividends (from net investment income) (0.06) (0.05) (0.01) (0.10) (0.26) (0.26)
Distributions (from capital gains) – (0.19) – – – –
Total distributions (0.06) (0.24) (0.01) (0.10) (0.26) (0.26)
Net asset value at end of period $9.17 $9.02 $10.02 $10.25 $9.70 $9.39
Total Return
A
2.32% (7.83)% (2.14)% 6.78% 6.09% (2.29)%
Ratios / supplemental data
Net assets ($000), end of period $29,489 $28,705 $26,048 $21,973 $27,775 $31,647
Ratio of expenses to average net assets
Before advisory fees waiver and custodian fee credits
B
0.90% 0.74% 0.86% 0.85% 0.83% 0.77%
After advisory fees waiver
B
0.68% 0.66% 0.66% 0.67% 0.66% 0.66%
After advisory fees waiver and  custodian fee credits
B
0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after advisory fees
waiver custodian fee credits to average net assets
B
3.40% 2.35% 1.99% 2.33% 2.87% 2.99%
Portfolio turnover rate
A
34% 80% 65% 63% 38% 25%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Notes To Financial Statements
20
May 31, 2023
Semi-Annual
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
Nine portfolio series have been created to date, two of which are covered by this annual report: Saturna Sustainable Equity Fund and
Saturna Sustainable Bond Fund (the “Funds”). The Sextant Short-
Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund,
Sextant Global High Income Fund, Sextant Growth Fund, Sextant
International Fund, and the Idaho Tax-Exempt Fund are offered through separate prospectuses, the results of which are contained in separate reports.
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund commenced operations on March 27, 2015.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies”.
Investment risks:
Sustainable Equity Fund and Sustainable Bond Fund : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the
Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social and governance
(ESG) risks.Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates.
The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Sustainable Bond Fund : The risks inherent in the Sustainable Bond
Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2 – Unaudited Information
The information in this interim report has not been subjected to independent audit.
Note 3 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
21
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good by the adviser (Saturna
Capital), whom the Board of Trustees has designated as each Fund's valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the adviser, subject to the Board of Trustee's oversight.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’
shares are not priced or traded on days the New York Stock
Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Sustainable Equity Fund
Common Stock
Communications $228,696 $– $– $228,696
Consumer Discretionary $2,626,052 $– $– $2,626,052
Consumer Staples $1,822,245 $– $– $1,822,245
Energy $– $312,477 $– $312,477
Financials $945,584 $371,600 $– $1,317,184
Health Care $2,642,513 $– $– $2,642,513
Industrials $1,517,730 $978,105 $– $2,495,835
Materials $475,918 $451,550 $202,148 $1,129,616
Technology $3,081,131 $2,234,948 $– $5,316,079
Total Common Stock $13,339,869 $4,348,680 $202,148 $17,890,697
Total Assets $13,339,869 $4,348,680 $202,148 $17,890,697
Sustainable Bond Fund
Corporate Bonds
1
$– $16,823,302 $– $16,823,302
Government Bonds
1
$– $9,931,940 $– $9,931,940
Municipals Bonds
1
$– $1,500,000 $– $1,500,000
Total Assets $– $28,255,242 $– $28,255,242
1
See the Schedule of Investments for additional details.
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
22
May 31, 2023
Semi-Annual
The following is a reconciliation of assets and liabilities for which
Level 3 inputs were used in determining value.
The following is quantitative information about significant
unobservable inputs (Level 3) for the Company as of May 31, 2023.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The table on page 21 is a summary of the inputs used as of May 31,
2023 , in valuing the Funds’ investments carried at fair value.
Concentration of credit risk:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2019 − 2021) or expected to be taken in the Funds’ 2022 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.
As of November 30, 2022 , there were no reclassifications to the capital accounts.
Distributions to shareowners:
Sustainable Equity Fund , and Sustainable Bond Fund , pays income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends. For both Funds, distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Common Stocks
Beginning Balance $-
Total realized gain (loss) $-
Change in unrealized  appreciation (depreciation) $-
Net purchases $-
Net Sales $-
Transfers into Level 3 $202,148
Transfers out of Level 3 $-
Ending Balance $202,148
Asset
Category Fair Value
Valuation
Technique
Unobservable
Input Input Value
Specialty
Chemicals
$202,148
85% of local
close on
05/31/2023
adjusted by FX
None FX 0.93201
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
23
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risk:
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilize LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the fund.
Note 4 – Transactions with Affiliated Persons
Under contracts approved annually by the Board of Trustees,
including those who are not parties to the contract or “interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”), Saturna
Capital Corporation (“Saturna Capital”) provides investment
advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the
Funds pays the adviser an Investment Advisory and Administrative
Services Fee of 0.65% for the Sustainable Equity Fund and 0.55%
for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below
The Adviser has undertaken to limit expenses of the Sustainable
Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65%
through March 31, 2024. For the fiscal period ended May 31, 2023 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the fiscal period ended May 31, 2023 , Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable Bond
Fund. The adviser cannot recoup previously waived fees
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-
dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both
Saturna Sustainable Funds.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital and vice president of
Saturna Trust Company. Ms. Carten is not compensated by the Trust.
For the fiscal period ended May 31, 2023 , the Saturna Investment
Trust incurred $40,726 of total expenses for the Independent
Trustee's compensation and Trust board meetings. The Saturna
Sustainable Funds incurred $7,323 of these total expenses.
On May 31, 2023 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2023 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Adviser Fees
Advisory Fees
Waived
900
Sustainable Equity Fund $63,735
$(31,019)
950
Sustainable Bond Fund $78,809
$(31,454)
Retirement plan custodial fees
900
Sustainable Equity Fund (SEEFX) $1,965
950
Sustainable Bond Fund (SEBFX) $926
Trustees', officers', and affiliates' ownership
900
Sustainable Equity Fund(SEEFX) 37.98%
950
Sustainable Bond Fund(SEBFX) 13.82%
Chief Compliance Officer
900
Sustainable Equity Fund $2,283
950
Sustainable Bond Fund $3,229
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
24
May 31, 2023
Semi-Annual
Note 5 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2023 , and the fiscal year ended November 30, 2022 , were as follows:
Note 6 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2023 , were as follows:
As of November 30, 2022 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2022 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Prior to their expiration, loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 7 – Investments
During the fiscal period ended May 31, 2023 , the Funds purchased and sold the following amounts of securities.
Note 8 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2023 , such reductions were as follows:
Note 9 – COVID-19 Pandemic
The COVID-19 pandemic has adversely impacted global commercial activity and contributed to significant volatility in global equity and debt markets. The pandemic disrupted supply chains and
economic activity. The duration of the pandemic’s effects remain uncertain and difficult to assess. The effects of the pandemic may adversely impact the Funds' performance and its ability to achieve its investment objective.
Note 10 – Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Sustainable Equity Fund May 31, 2023
November 30,
2022
Ordinary Income $177,043 $164,336
Sustainable Bond Fund May 31, 2023
November 30,
2022
Ordinary Income $183,663 $610,282
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Sustainable
Equity Fund
Sustainable Bond
Fund
Cost of investments $14,804,793 $29,720,518
Gross tax unrealized appreciation $4,662,707 $303,039
Gross tax unrealized depreciation $(1,576,803) $(1,768,315)
Net tax unrealized appreciation
(depreciation) $3,085,904 $(1,465,276)
Sustainable Equity Fund
Undistributed ordinary income $177,513
Accumulated capital and other losses $(184,694)
Tax accumulated earnings $(7,181)
Unrealized Appreciation $2,382,965
Other unrealized accumulated losses $(236)
Total accumulated earnings $2,375,548
Sustainable Bond Fund
Undistributed ordinary income $129,089
Accumulated capital and other losses $(1,027,895)
Tax accumulated earnings $(898,806)
Unrealized Depreciation $(1,980,584)
Other unrealized accumulated losses $(12,422)
Total accumulated earnings $(2,891,812)
Sustainable Equity
Fund
Sustainable Bond
Fund
Short term loss carryforward $184,694 $574,534
Long term loss carryforward $– $456,361
Total Capital loss carryforward $184,694 $1,030,895
Purchases Sales
900
Sustainable Equity Fund $414,147 $249,707
950
Sustainable Bond Fund $10,288,350 $9,168,162
Custodian Fee Credits
900
Sustainable Equity Fund $745
950
Sustainable Bond Fund $4,121

Expenses
May 31, 2023
Semi-Annual
25
All mutual funds have operating expenses. As a Saturna Sustainable
Fund shareowner, you incur ongoing costs, including management fees and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Saturna Sustainable Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The
examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023 ).
Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about
hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months)
and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than
Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the
Saturna Sustainable Funds), and charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or exchange fees
(note that the Amana Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of December 1, 2022, through May 31, 2023 ), multiplied by the average account value over the period, multiplied by 182/365 to reflect the semi-annual period.
Beginning Account Value
[December 1, 2022]
Ending Account Value
[May 31, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
900
Sustainable Equity Fund $1,000.00 $1,031.40 $7.62 1.51%
1,225
Hypothetical (5% return before expenses) $1,000.00 $1,017.42 $0.94 1.51%
950
Sustainable Bond Fund $1,000.00 $1,023.20 $6.58 1.30%
1,325
Hypothetical (5% return before expenses) $1,000.00 $1,018.43 $0.81 1.30%

26
May 31, 2023
Semi-Annual
Availability of Quarterly Portfolio Information
(1) The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
Previously, this information was filed on Form N-Q.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.
(3) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.
saturnasustainable.com.
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-800-728-8762; (b) on the Funds’ website at www.
saturnasustainable.com; and (c) on the SEC’s website at www.sec.
gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’
website at www.saturnasustainable.com; and (c) on the SEC’s
website at www.sec.gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Funds’
prospectus, each annual and semi-annual report, and proxy
statements when necessary, to those addresses shared by two
or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Saturna Sustainable Funds, P.O. Box N,
Bellingham, WA 98227. We will begin sending you individual copies
30 days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at
Saturna Capital/Saturna Sustainable Funds, P.O. Box N, Bellingham,
WA 98227. We will begin sending you a single copy with subsequent report mailings.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

Performance Summary
2
May 31, 2023
Semi-Annual
As of May 31, 2023
As of June 30, 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.idahotaxexemptfund.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
A note about risk: Please see the Notes to Financial Statements beginning on page 10 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
1
By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 31, 2023 as supplemented May 22, 2023 and July 10, 2023, and incorporates results for the fiscal year ended November 30, 2022. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
525
Idaho Tax-Exempt ( NITEX ) 0.08% -1.05% 1.28% 1.62% 2.48% 0.67%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
525
Idaho Tax-Exempt ( NITEX ) 1.58% -0.94% 1.38% 1.90% 2.59% 0.67%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, ask your financial adviser, visit www.idahotaxexemptfund.com, or call toll-free 1-800-728-8762. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
July 25, 2023
May 31, 2023
Semi-Annual
3
We have been honored to offer the Idaho Tax-Exempt Fund since September 4, 1987.
The Idaho fund has offered our clients the opportunity to invest in high-quality, tax-exempt securities in a creditworthy state for more than 35 years. We want to thank our valued and loyal clients for all the years supporting this fund through many economic cycles.
On July 10, 2023, Saturna filed the supplementary prospectus that informed investors of the fund’s closing. We are proud of the Idaho Tax-Exempt Fund’s performance over the years, even ranking in the fourth percentile last year in the Morningstar Muni Single State
Intermediate category, during a challenging year for fixed income. Despite this excellent performance, we believe we can allocate fixed income resources in a more focused way towards taxable and sustainable strategies.
While Saturna’s chapter in Idaho municipal bonds may be closing, the firm continues to strive for excellence in fixed income investing. We focus on investing in solid, financially resilient issuers and building portfolios that can weather market volatility. We hope you will keep Saturna in mind for your future taxable fixed income allocations.
Respectfully,
Jane Carten MBA, Elizabeth Alm CFA®,
President Portfolio Manager

Performance Summary
4
May 31, 2023
Semi-Annual
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Investor Shares of the Fund on May 31, 2013, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $11,748 versus
$12,926 in the Index. Please note that investors cannot invest directly in the
Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes.
Preservation of capital is a secondary objective.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio1
Idaho Tax-Exempt Fund 0.08% 1.28% 1.62% 0.67%
S&P Idaho Municipal Bond Index 0.03% 1.68% 2.60% n/a
1
By regulation, the expense ratio for the Fund shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 31, 2023, and incorporates results for the fiscal year ended  November 30, 2022.  The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.
Canyon Co ID SCD #134 Middleton (4.000% due
09/15/2028) 3.4%
ID St Bond Bank Auth Rev (4.000% due 09/15/2032) 3.4%
Nez Perce CO ISD #1 Lewiston (5.000% due 09/15/2029) 3.0%
Idaho Fish & Wildlife Foundation Re (5.000% due
12/1/2033) 3.0%
Ada & Canyon Cos ID JSD #2 Meridian (5.000% due
08/15/2032) 2.8%
Idaho Falls ID COPs (4.000% due 09/15/2028) 2.7%
Bonneville & Bingham Cos JSD #93 (5.000% due
09/15/2032) 2.6%
Twin Falls Co ID SCD #411 Series A (4.250% due
09/15/2030) 2.6%
Idaho Health Rev Trinity Health Grp (3.250% due
12/1/2028) 2.5%
Fremont Cnty ID Annual Approp COPS (4.000% due
09/1/2031) 2.5%

Schedule of Investments
As of May 31, 2023
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
5
Continued on next page.
Municipals Bonds - 86.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Educational Services
Boise City ID Independent SD 5.000% due 08/01/2032 $ 65,000 $ 71,883 0.6%
Financial Services
ID St Bond Bank Auth Rev 4.000% due 09/15/2032 405,000 407,283 3.4%
Idaho Housing & Finance Rev 3.000% due 07/01/2036 45,000 44,142 0.4%
451,425 3.8%
General Obligation
Ada & Canyon Cos ID JSD #2 Meridian 5.000% due 08/15/2032 325,000 337,345 2.8%
Ada & Canyon Cos ID JSD #3 Kuna 4.000% due 09/15/2027 100,000 104,183 0.9%
Boise City ID Independent SD 3.000% due 08/01/2038 100,000 89,278 0.8%
Bonneville & Bingham Cos JSD #93 5.000% due 09/15/2032 300,000 313,339 2.6%
Canyon Co ID SCD #134 Middleton 4.000% due 09/15/2028 400,000 407,765 3.4%
Canyon Co ID SCD #135 Notus 3.250% due 09/15/2031 290,000 290,043 2.4%
Canyon Co ID SCD #135 Notus 3.250% due 09/15/2032 170,000 169,233 1.4%
Canyon Co ID SCD #139 Vallivue 5.000% due 09/15/2024 260,000 260,361 2.2%
Canyon Co ID SCD #139 Vallivue 5.000% due 09/15/2030 200,000 223,905 1.9%
Caribou Franklin Bannock JSD #148 3.250% due 09/15/2035 300,000 287,692 2.4%
Cassia Oneida Twin Falls JSD #151 3.375% due 09/15/2034 160,000 156,000 1.3%
College of Western ID Annual Approp 4.000% due 10/01/2027 125,000 128,433 1.1%
Kootenai Co ID SCD #273 4.000% due 08/15/2031 265,000 270,085 2.3%
Latah Co ID SCD #281 Moscow Ser B 4.000% due 08/15/2027 100,000 100,094 0.8%
Latah Co ID SCD #281 Moscow Ser B 4.000% due 08/15/2028 200,000 200,187 1.7%
Madison Co. Id. SDC #321 5.000% due 09/15/2035 250,000 265,888 2.2%
Owyhee & Canyon Co. # 363 Marsing 4.000% due 09/15/2035 150,000 153,890 1.3%
SUN VLY ID 5.000% due 09/15/2029 40,000 43,864 0.4%
Twin Falls Co ID SCD #411 Series A 4.000% due 09/15/2027 170,000 171,394 1.4%
Twin Falls Co ID SCD #411 Series A 4.250% due 09/15/2030 300,000 303,396 2.6%
Twin Falls Co ID SCD #411 Series B 4.750% due 09/15/2039 200,000 203,512 1.7%
4,479,887 37.6%
Health Care Facilities
ID St Hlth Facs Auth ADA Cnty Coron 4.000% due 09/01/2045 265,000 251,545 2.1%
Idaho Health Faci Auth Hos Rev 5.000% due 12/01/2047 260,000 265,257 2.2%
516,802 4.3%
Medical/Hospitals
Idaho Health Rev Trinity Health Grp 3.250% due 12/01/2028 300,000 301,473 2.5%
Municipal Leases
Fremont Cnty ID Annual Approp COPS 4.000% due 09/01/2031 280,000 294,610 2.5%
Fremont Cnty ID Annual Approp COPS 4.000% due 09/01/2036 210,000 214,021 1.8%
Idaho Falls ID COPs 4.000% due 09/15/2028 310,000 321,585 2.7%
Idaho Falls ID COPS 4.000% due 09/15/2038 150,000 148,783 1.2%
Idaho St HLTH FACS ADA CNTY 4.000% due 09/01/2040 155,000 149,474 1.3%
Payette Cnty ID SCD#372 4.000% due 09/15/2034 250,000 251,809 2.1%
1,380,282 11.6%
Pollution Control
Idaho Bond Bank Authority 4.000% due 09/15/2032 130,000 136,009 1.1%
Idaho Bond Bank Authority 4.000% due 09/15/2033 135,000 141,108 1.2%
277,117 2.3%
Real Estate
Idaho Fish & Wildlife Foundation Re 5.000% due 12/01/2033 320,000 351,252 3.0%

Schedule of Investments
As of May 31, 2023
The accompanying notes are an integral part of these financial statements.
6
May 31, 2023
Semi-Annual
Municipals Bonds - 86.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Real Estate (continued)
Idaho Fish & Wildlife Foundation Re 4.000% due 12/01/2036 $ 200,000 $ 203,738 1.7%
Idaho St HSG & FIN 2.250% due 07/01/2031 200,000 179,399 1.5%
734,389 6.2%
State Education
Boise State University ID Revenue 5.000% due 04/01/2028 125,000 128,292 1.1%
Boise State University ID Revenue 5.000% due 04/01/2032 160,000 165,892 1.4%
Idaho State University Revenue 4.000% due 04/01/2027 170,000 173,229 1.4%
Idaho State University Revenue 3.000% due 04/01/2031 250,000 235,816 2.0%
Jefferson & Madison Cos. ID SCD#251 5.000% due 09/15/2028 100,000 110,674 0.9%
Jefferson & Madison ID SCD #251 5.000% due 09/15/2032 25,000 27,611 0.2%
Nez Perce CO ISD #1 Lewiston 5.000% due 09/15/2029 330,000 352,887 3.0%
Univ of Idaho ID Revenues 4.000% due 04/01/2038 125,000 127,317 1.1%
University of Idaho Revenues 5.000% due 04/01/2038 150,000 165,728 1.4%
1,487,446 12.5%
Transportation
ID St Hsg & Fin Assn Garvee Ser A 5.000% due 07/15/2037 100,000 107,671 0.9%
Water Supply
Payette Lakes Rec Wtr & Swr Rev 4.000% due 08/01/2032 195,000 200,472 1.7%
Payette Lakes Rec Wtr & Swr Rev 4.000% due 08/01/2034 255,000 261,726 2.2%
462,198 3.9%
Total Municipals Bonds (Cost $10,704,999) $10,270,573 86.2%
Municipal Revenue Bonds - 2.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Transportation
ID St Hsg & Fin Assn Sales Tax Rev 5.000% due 08/15/2042 125,000 137,167 1.1%
ID St Hsg & Fin Assn Sales Tax Rev 5.000% due 08/15/2047 150,000 162,909 1.4%
Total Municipal Revenue Bonds (Cost $318,941) $300,076 2.5%
Total investments (Cost $11,023,940) $10,570,649 88.7%
Other assets (net of liabilities) 1,344,034 11.3%
Total net assets $11,914,683 100.0%

The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
7
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value( Cost
$11,023,940) $ 10,570,649
Cash 1,229,736
Interest receivable 113,621
Prepaid expenses 13,627
Other assets 801
Total assets 11,928,434
Liabilities
Accrued advisory fees 5,090
Accrued audit expenses 3,432
Distributions payable 2,092
Payable for Fund shares redeemed 752
Accrued trustee expenses 712
Accrued Chief Compliance Officer expenses 466
Accrued retirement plan custody fee 56
Accrued other operating expenses 385
Accrued printing fees 766
Total liabilities 13,751
Net assets $11,914,683
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $12,442,216
Total distributable earnings (527,533)
Net assets applicable to Fund shares outstanding $11,914,683
Fund shares outstanding 2,305,810
Net asset value, offering, and redemption price per
share $5.17
Period ended May 31, 2023
Investment income
Interest income $ 151,905
Total investment income 151,905
Expenses
Investment adviser fees 30,053
Legal fees 5,961
Audit fees 4,917
Filing and registration fees 3,012
Trustee fees 2,501
Chief Compliance Officer expenses 1,539
Custodian fees 239
Retirement plan custodial fees 71
Other operating expenses 3,050
Total gross expenses 51,343
Less custodian fee credits (239)
Less transfer agent fees waived (896)
Net expenses 50,208
Net investment income $101,697
Net realized loss from investments $(16,959)
Net decrease in unrealized depreciation on
investments (17,018)
Net loss on investments (33,977)
Net increase in net assets resulting from operations $67,720

The accompanying notes are an integral part of these financial statements.
8
May 31, 2023
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2023
Year ended November 30,
2022
Decrease in net assets from operations
From operations
Net investment income $101,697 $248,481
Net realized gain (loss) on investment (16,959) 2,999
Net decrease in unrealized appreciation (17,018) (1,092,662)
Net increase (decrease) in net assets 67,720 (841,182)
Distributions to shareowners from
Net dividend and distribution to shareholders (105,577) (248,471)
Capital share transactions
Proceeds from the sale of shares 296,808 1,072,740
Value of shares issued in reinvestment of dividends and distributions 90,538 216,054
Cost of shares redeemed (692,542) (2,829,281)
Total capital shares transactions (305,196) (1,540,487)
Total decrease in net assets (343,053) (2,630,140)
Net assets
Beginning of period 12,257,736 14,887,876
End of period $11,914,683 $12,257,736
Shares of the Fund sold and redeemed
Idaho Tax-Exempt (NITEX)
Number of shares sold 56,649 200,745
Number of shares issued in reinvestment of dividends and distributions 17,370 41,059
Number of shares redeemed (132,472) (545,627)
Net decrease in number of shares outstanding (58,453) (303,823)
– –

Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Semi-Annual
9
tin
Idaho Tax-Exempt (NITEX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May. 31, 2023
Year ended November 30,
2022 2021 2020 2019 2018
A A A A A A A
Net asset value at beginning of period $5.18 $5.58 $5.65 $5.55 $5.28 $5.37
Income from investment operations
Net investment income 0.04 0.10 0.10 0.10 0.11 0.12
Net gains (losses) on securities (both realized and
unrealized) (0.01) (0.40) (0.07) 0.10 0.27 (0.09)
Total from investment operations 0.03 (0.30) 0.03 0.20 0.38 0.03
Less distributions
Dividends (from net investment income) (0.04) (0.10) (0.10) (0.10) (0.11) (0.12)
Total distributions (0.04) (0.10) (0.10) (0.10) (0.11) (0.12)
Net asset value at end of period $5.17 $5.18 $5.58 $5.65 $5.55 $5.28
Total Return
A
0.68% (5.47)% 0.51% 3.67% 7.30% 0.51%
Ratios / supplemental data
Net assets ($000), end of period $11,915 $12,258 $14,888 $14,980 $13,487 $13,554
Ratio of expenses to average net assets
Before custodian fee credits and transfer agent fee
waivers
B
0.85% 0.67% 0.67% 0.72% 0.69% 0.68%
After transfer fee waivers
B
0.84% 0.66% 0.66% 0.71% 0.67% 0.67%
After  custodian fee credits and transfer agent fee waivers
B
0.84% 0.66% 0.66% 0.71% 0.67% 0.67%
Ratio of net investment income after custodian fee credits
and transfer agent fee waivers to average net assets
B
1.69% 1.80% 1.75% 1.82% 2.07% 2.20%
Portfolio turnover rate
A
0% 12% 9% 5% 4% 13%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Notes To Financial Statements
10
May 31, 2023
Semi-Annual
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
In addition to Idaho Tax-Exempt Fund (the “Fund”), eight portfolios have been created to date: Sextant Short-Term Bond Fund, Sextant
Bond Income Fund, Sextant Core Fund, Sextant Global High Income
Fund, Sextant Growth Fund, Sextant International Fund, Saturna
Sustainable Equity Fund, and Saturna Sustainable Bond Fund (each, a “Fund”, and collectively, the “Funds”). The other eight portfolios are distributed through separate prospectuses and the results of those
Funds are contained in separate reports.
The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The Fund is anticipated to be liquidated and terminated on or about October 15, 2023. As of
August 15, 2023, the Fund will no longer accept new investments and will no longer accept purchase and redemption orders from existing investors as of September 15, 2023.
The Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 "Financial Services – Investment Companies."
Investment risks:
The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. The risks inherent in the
Fund depend primarily on the terms and quality of the obligations in the Fund's portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to
compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected.
Fund investments are susceptible to factors adversely affecting
Idaho, such as political, economic, and financial trends unique to this relatively small state. Investing only in Idaho bonds means that the Fund's investments are more concentrated than other mutual funds,and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.
The Fund is vulnerable to income tax rate changes, either at the
Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation.
Note 2 – Unaudited Information
The information in this interim report has not been subjected to independent audit.
Note 3 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by the adviser (Saturna Capital), whom the
Board of Trustees has designated as the Fund's valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the adviser, subject to the Board of
Trustees' oversight.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Share valuation:
The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the
Fund, rounded to the nearest cent. The Fund’s shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.
The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.
Share Valuation Inputs as of May 31, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Idaho Fund
Municipal Revenue Bonds
1
$– $300,076 $– $300,076
Municipals Bonds
1
$– $10,270,573 $– $10,270,573
Total Assets $– $10,570,649 $– $10,570,649
1
See the Schedule of Investments for additional details.

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
11
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The table on page 15 is a summary of the inputs used as of May 31,
2023 , in valuing the Funds’ investments carried at fair value.
Federal income taxes:
The Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. As the Fund intends to meet requirements for tax-exempt income dividends, and the
requirements of the Idaho Department of Revenue for income
dividends exempt from Idaho state income tax, no income tax
provisions are required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Fund's tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2019 − 2021), or expected to be taken in the Fund's 2022 tax return.
The Fund identifies its major tax jurisdiction as US federal and foreign jurisdictions where the Fund makes significant investments;
however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2022 , and have no effect on net assets or NAV per share.
As of November 30, 2022, there were no reclassifications to the capital accounts.
Distributions to shareowners:
The Fund’s dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
Distributions of capital gains, if any, are made at least annually and as required to comply with federal excise tax requirements.
Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
Dividends are paid in shares of the Fund, at the net asset value on the payable date. Shareowners may elect to take distributions in cash if they total $10 or more.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
LIBOR Transition Risk:
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilize LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
12
May 31, 2023
Semi-Annual
of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums.
Recent Accounting Pronouncement:
In December 2020, the SEC adopted a new rule providing a
framework for fund valuation practices (“Rule 2a-5). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule
2a-5 also defines when market quotations are “readily available”
for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule
2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.
Note 4 – Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28,
1995 and reviewed and approved annually by the Trust's Board of Trustees, including those Trustees who are not parties to the contract or "interested persons" (as defined in the Investment
Company Actof 1940) of such parties or the Trust (the "Independent
Trustees"), Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative and distribution services to conduct the Fund’s business. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the fiscal period ended May 31, 2023 , the Fund paid the following advisory fee to Saturna Capital:
1
Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees)
are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.
Saturna Capital also acts as transfer agent for the Fund, for which it did not receive any compensation during the period ended
May 31, 2023 . Saturna Capital has voluntarily elected to waive the transfer agent fee through November 30, 2023, to reduce the Fund’s operating expenses. Such fees, had they been charged, would have totaled $896.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor for the Fund.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and the president of Saturna Capital Corporation and
Saturna Trust Company. She is not compensated by the Trust. For the fiscal period ended May 31, 2023 , the Saturna Investment Trust incurred $40,726 of total expenses for the independent Trustee's compensation and Trust board meetings. The Fund's allocation of these expenses was $2,501.
On May 31, 2023 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2023 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 5 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2023 , and the fiscal year ended November 30, 2022 , were as follows:
Note 6 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2023 , were as follows:
As of November 30, 2022 , the components of distributable earnings on a tax basis were as follows:
Adviser Fees
500
Idaho Fund $30,053
Retirement plan custodial fees
500
Idaho Fund (NITEX) $71
Trustees', officers', and affiliates' ownership
500
Idaho Fund(NITEX) n/a%
Chief Compliance Officer
500
Idaho Fund $1,539
Idaho Fund May 31, 2023
November 30,
2022
Ordinary Income $105,577 $248,471
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Idaho Fund
Cost of investments $11,023,940
Gross tax unrealized appreciation $12,580
Gross tax unrealized depreciation $(465,870)
Net tax unrealized depreciation $(453,290)
Idaho Fund
Undistributed ordinary income $3,880
Accumulated capital losses $(57,284)
Tax accumulated earnings $(53,404)
Unrealized appreciation $(436,272)
Total accumulated earnings $(489,676)
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2023
Semi-Annual
13
Note 7 – Investments
During the fiscal period ended May 31, 2023 , the Funds purchased and sold the following amounts of securities.
Note 8 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2023 , such reductions were as follows:
Note 9 – COVID-19 Pandemic
The COVID-19 pandemic has adversely impacted global commercial activity and contributed to significant volatility in global equity and debt markets. The pandemic disrupted supply chains and
economic activity. The duration of the pandemic’s effects remain uncertain and difficult to assess. The effects of the pandemic may adversely impact the Funds' performance and its ability to achieve its investment objective.
Note 10 – Subsequent Events
The Board of Trustees of Saturna Investment Trust approved a plan to liquidate and terminate the Idaho Tax-Exempt Fund, upon the recommendation of Saturna Capital Corporation, the Fund’s investment adviser. The Fund is anticipated to be liquidated and terminated on or about October 15, 2023. As of August 15, 2023, the Fund will no longer accept new investments and will no longer accept purchase and redemption orders from existing investors as of September 15, 2023.
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.
Purchases Sales
500
Idaho Fund $– $1,149,323
Custodian Fee Credits

Idaho Fund $239

Expenses
(unaudited)
14
May 31, 2023
Semi-Annual
All mutual funds have operating expenses. As an Idaho Tax-Exempt
Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (June 1, 2021 to May 31, 2023 ).
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the
expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual
expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund does not assess any such transactional costs). Therefore, the “Hypothetical”
line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to Idaho Tax-Exempt Bond Fund’s annualized expense ratio indicated above (based on the most recent semi-annual period of June 1, 2021, through
May 31, 2023 ), multiplied by the average account value over the period, multiplied by 1832/365 to reflect the semi-annual period.
Beginning Account Value
[December 1, 2022]
Ending Account Value
[May 31, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
500
Idaho Fund $1,000.00 $1,006.80 $4.21 0.84%

Hypothetical (5% return before expenses) $1,000.00 $1,020.73 $4.24 0.84%

May 31, 2023
Semi-Annual
15
Availability of Quarterly Portfolio Information
(1) The Idaho Tax-Exempt Fund files a complete schedules of
portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
Previously, this information was filed on Form N-Q.
(2) The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Fund makes a complete schedule of portfolio holdings after the end of each month available at www.idahotaxexemptfund.
com
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-800-728-8762; (b) on the Funds’ website at www.
idahotaxexemptfund.com; and (c) on the SEC’s website at www.
sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’
website at www.idahotaxexemptfund.com; and (c) on the SEC’s
website at www.sec.gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Fund’s
prospectus, each annual and semi-annual report, and proxy
statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham,
WA 98227. We will begin sending you individual copies thirty days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at
Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA
98227. We will begin sending you a single copy with subsequent report mailings.
Privacy Statement
At Saturna Capital and the Idaho Tax-Exempt Fund, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information.We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the
Registrant’s website at https://www.saturna.com/code-ethics
.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Investments
(a) The Schedule of Investments is fully answered in Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item11. Controls and Procedures
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits
Exhibits included with this filing:
(a)(1)
Code of Ethics.
(a)(2)
Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b)
Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.
(c)
Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR.  Attached hereto as EX-99.30e-3 Notice.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Jane K. Carten
, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 28, 2023
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:
/s/ Jane K. Carten
, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 28, 2023
Date

By:
/s/Christopher R. Fankhauser
, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

                July 28, 2023
Date